AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 2013

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 297 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 298 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on June 1, 2013 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [ ] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on [ ] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment No. 297 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to add the audited financial statements and certain related financial information for the fiscal period ended January 31, 2013, for the Wells Fargo Advantage Money Market Funds, and to make certain other non-material changes to the Registration Statement.

WELLS FARGO FUNDS TRUST
PART A
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
PROSPECTUSES

Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Classes A, B, C

California Municipal Money Market Fund	National Tax-Free Money Market Fund
Class A – SGCXX	Class A - NWMXX
Government Money Market Fund	Treasury Plus Money Market Fund
Class A – WFGXX	Class A – PIVXX
Money Market Fund	100% Treasury Money Market Fund
Class A – STGXX, Class B – N/A, Class C – N/A	Class A – WFTXX
Municipal Money Market Fund
Class A - WMUXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

California Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.64%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 3rd Quarter 2007	+0.76%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/1/1992	0.02%	0.32%	1.00%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.61%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.19%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.01%	0.35%	1.46%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.28%	0.28%	0.28%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.55%
Fee Waiver	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%	1.45%	1.45%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$72	$648	$248	$148	$148
3 Years	$245	$780	$480	$480	$480
5 Years	$434	$1,035	$835	$835	$835
10 Years	$981	$1,540	$1,837	$1,540	$1,837

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/1/1992	0.01%	0.47%	1.50%
Class B	7/1/1992	(4.99)%	(0.10)%	1.10%
Class C	6/30/2010	(0.99)%	0.30%	1.10%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investments.
Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds. Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$247
5 Years	$443
10 Years	$1,009

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 3rd Quarter 2007	+0.77%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/5/1995	0.03%	0.39%	1.06%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.63%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 2nd Quarter 2007	+0.78%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.02%	0.35%	1.05%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.62%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.17%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.01%	0.24%	1.35%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$238
5 Years	$425
10 Years	$965

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.10%
Lowest Quarter: 3rd Quarter 2012	0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.00%	0.24%	1.28%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

California Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Class A	Ticker: SGCXX	Fund Number: 29

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Government Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Class A	Ticker: WFGXX	Fund Number: 450

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/1/1992
Class A	Ticker: STGXX	Fund Number: 478
Class B	Ticker: N/A	Fund Number: 479
Class C	Ticker: N/A	Fund Number: 3502

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Class A	Ticker: WMUXX	Fund Number: 3353

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Class A	Ticker: NWMXX	Fund Number: 452

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Class A	Ticker: PIVXX	Fund Number: 453

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Class A	Ticker: WFTXX	Fund Number: 252

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Municipal Money Market Fund	0.00%
Government Money Market Fund	0.00%
Money Market Fund	0.00%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Investments in Money Market Fund Class B Shares

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares. Class B shares of the Money Market Fund are available only for investment in connection with non-commission purchases. Class B shares of the Money Market Fund may also be exchanged for Class B shares of other Wells Fargo Advantage Funds (see "How to Exchange Shares" later in this Prospectus). Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Please see the expenses listed for the Money Market Fund Class B shares in the Fund's table of Annual Fund Operating Expenses and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

Class B Shares CDSC Schedule
Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedule for shares purchased directly is as follows:

Class B Shares CDSC Schedule for the Fund
Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

CDSC Waivers

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You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

■

We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

■

We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

■

We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

■

We waive the Class B CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

■

No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

●

withdrawals are made by participating in the Systematic Withdrawal Plan; and

●

withdrawals do not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Investments in Money Market Fund Class C Shares

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class C shares. Class C shares of the Money Market Fund are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds. Class C shares are subject to a CDSC of 1.00% if redeemed, rather than exchanged, within one year of the original purchase date.

Please see the expenses listed for the Money Market Fund Class C shares in the Fund's table of Annual Fund Operating Expenses before making your investment decision. You may also wish to discuss this choice with your financial consultant.

CDSC Waivers

■

You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

■

We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

■

We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

■

We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

■

We waive the Class C shares CDSC for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholder Servicing Agents

Distribution Plan
 The Money Market Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Class B and Class C shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
California Municipal Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

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To buy additional shares or buy shares of a new Fund, visit
wellsfargoadvantagefunds.com.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account application.

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Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the
Fund's custodian.

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U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

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Earnings Distributions. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A Medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

By Telephone/ Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

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Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund, Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts  with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund, Money Market Fund, and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the request includes different bank account information than is currently on your account; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Busines Day	Earned on day of request
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Busines Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Busines Day	Earned on day of request

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (2) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must request a minimum redemption of $100; and

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must have your distributions reinvested.

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Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds'Web site at wellsfargoadvantagefunds.com. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, as well as the California Municipal Money Market Fund and Municipal Money Market Fund ("Municipal Money Market Funds"), it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. For Funds with a state-specific focus, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

Distributions of ordinary income from the National Tax-Free Money Market Fund, as well as the Municipal Money Market Funds attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

 To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.  An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Money Market Fund - Historical performance shown for the Class C shares prior to its inception reflects the performance of the Class B shares. Class B and Class C shares have the same expenses.

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Municipal Money Market Fund - Historical performance shown for Class A prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen Municipal Money Market Fund.

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National Tax-Free Money Market Fund - Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

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Treasury Plus Money Market Fund - Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

California Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class A	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Net realized gains (losses) on investments	0.00[3]	0.00[3]	0.00	(0.00)	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.02%	0.01%	0.02%	1.22%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.63%	0.69%	0.87%	0.85%	0.83%
Net expenses	0.17%	0.16%	0.32%	0.44%	0.66%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.19%	2.79%
Supplemental data
Net assets, end of period (000s omitted)	$623,898	$1,128,321	$1,486,876	$1,948,313	$3,291,922	$3,837,463
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Government Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class A	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains (losses) on investments	0.00	0.00[3]	(0.00)	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	1.22%	4.38%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.60%	0.58%	0.65%	0.64%	0.64%
Net expenses	0.17%	0.12%	0.22%	0.28%	0.64%	0.64%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.29%	4.39%
Supplemental data
Net assets, end of period (000s omitted)	$564,676	$937,172	$1,078,873	$777,462	$1,101,904	$1,921,647
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class A	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.04%	1.74%	4.48%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.88%	0.83%	0.81%
Net expenses	0.25%	0.26%	0.35%	0.58%	0.79%	0.76%
Net investment income	0.01%	0.01%	0.01%	0.05%	1.75%	4.37%
Supplemental data
Net assets, end of period (000s omitted)	$2,040,718	$3,110,020	$4,908,741	$5,218,601	$8,894,795	$11,659,129
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class B	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	1.03%	3.71%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.56%	1.62%	1.58%	1.57%
Net expenses	0.24%	0.26%	0.35%	0.62%	1.49%	1.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.04%	3.66%
Supplemental data
Net assets, end of period (000s omitted)	$14,362	$400,677	$542,695	$628,445	$1,238,714	$1,438,346
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Class C	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.51%	1.52%
Net expenses	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$14,491	$18,910	$19,984
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.
2	Amount is less than $0.005.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Class A	2013	2012	2011[1]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.02
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.08%	1.63%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.84%	0.86%	0.84%
Net expenses	0.21%	0.22%	0.35%	0.61%	0.81%
Net investment income	0.01%	0.01%	0.01%	0.09%	1.58%
Supplemental data
Net assets, end of period (000s omitted)	$158,400	$102,082	$130,539	$149,162	$329,511
1

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2	Amount is less than $0.005.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class A	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.02%	0.01%	0.05%	1.32%	2.91%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.61%	0.67%	0.67%	0.65%
Net expenses	0.18%	0.19%	0.32%	0.46%	0.67%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.05%	1.27%	2.86%
Supplemental data
Net assets, end of period (000s omitted)	$284,041	$518,949	$945,917	$1,018,470	$1,568,362	$1,562,483
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class A	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	0.79%	3.99%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.65%	0.66%	0.65%
Net expenses	0.12%	0.06%	0.18%	0.17%	0.48%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.75%	3.95%
Supplemental data
Net assets, end of period (000s omitted)	$1,589,730	$1,692,131	$1,906,066	$1,600,619	$2,482,147	$2,636,076
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Class A	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net investment income	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.03%	0.74%	3.81%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.69%	0.75%	0.80%	0.83%	0.83%
Net expenses	0.09%	0.05%	0.14%	0.18%	0.58%	0.65%
Net investment income	0.00%	0.01%	0.01%	0.01%	0.68%	3.75%
Supplemental data
Net assets, end of period (000s omitted)	$290,743	$230,582	$225,499	$272,399	$306,451	$298,220
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMR/P1201 06-13 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Administrator Class

California Municipal Money Market Fund	Municipal Cash Management Money Market Fund
WCMXX	WUCXX
Cash Investment Money Market Fund	National Tax-Free Money Market Fund
WFAXX	WNTXX
Government Money Market Fund	Treasury Plus Money Market Fund
WGAXX	WTPXX
Heritage Money Market Fund	100% Treasury Money Market Fund
SHMXX	WTRXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

California Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$112
5 Years	$201
10 Years	$461

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2007	+0.81%
Lowest Quarter: 1st Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.02%	0.46%	1.17%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.35%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2007	+1.29%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.01%	0.62%	1.78%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.34%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2006	+1.26%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.01%	0.42%	1.64%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.34%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2007	+1.28%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/29/1995	0.01%	0.61%	1.75%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$110
5 Years	$196
10 Years	$450

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2007	+0.92%
Lowest Quarter: 1st Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/9/2010	0.05%	0.64%	1.47%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$110
5 Years	$196
10 Years	$450

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2007	+0.87%
Lowest Quarter: 2nd Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	4/8/2005	0.02%	0.47%	1.24%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.35%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2006	+1.25%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	3/31/2008	0.01%	0.29%	1.52%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.30%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$145
5 Years	$269
10 Years	$632

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 2nd Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.00%	0.27%	1.37%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you what the Fund is trying to achieve;

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Plus Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policy of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

California Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Administrator Class	Ticker: WCMXX	Fund Number: 3724

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Cash Investment Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Administrator Class	Ticker: WFAXX	Fund Number: 946

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Government Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Administrator Class	Ticker: WGAXX	Fund Number: 947

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Administrator Class	Ticker: SHMXX	Fund Number: 3229

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Cash Management Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/20/1996
Administrator Class	Ticker: WUCXX	Fund Number: 3725

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Administrator Class	Ticker: WNTXX	Fund Number: 3710

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Administrator Class	Ticker: WTPXX	Fund Number: 3720

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Administrator Class	Ticker: WTRXX	Fund Number: 3722

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Municipal Money Market Fund	0.00%
Cash Investment Money Market Fund	0.03%
Government Money Market Fund	0.00%
Heritage Money Market Fund	0.05%
Municipal Cash Management Money Market Fund	0.04%
National Tax-Free Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a subadvisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.
 Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.10% of its average daily net assets for its Administrator Class shares. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
California Municipal Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m., and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Buy Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Administrator Class shares without investing a miminum initial investment amount, except as noted below:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

■

Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Money market trading platforms;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

The Fund offers other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary or advisor for more information regarding the Fund's available share classes.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

■

Call Investor Services at
1-800-222-8222 or

■

Call 1-800-368-7550 for the
automated phone system or

■

Visit our Web site at
wellsfargoadvantagefunds.com

By Wire

■

Complete and sign the Administrator Class account application

■

Call Investor Services at 1-800-222-8222 for faxing instructions

■

Use the following wiring instructions:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

■ To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes For Buying Shares

■

Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

■

U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

■

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

■

Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Special Considerations When Investing Through Financial Intermediaries:
If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

■

Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

■

Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

■

Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

■

Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

■

To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

■

Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

■

Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

■

Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargoadvantagefunds.com.
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

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Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Plus Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Plus Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges.There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

●

Administrator Class shares of the Heritage Money Market Fund and National Tax-Free Money Market Fund may be exchanged for Investor Class shares of any money market or non-money market fund.

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (2) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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If you exchange between a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (POP) of the new Fund unless you are otherwise eligible to buy shares at NAV.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more; and

●

must have your distributions reinvested.

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 Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, as well as the California Municipal Money Market Fund and Municipal Cash Management Money Market Fund ("Municipal Money Market Funds"), it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Municipal Money Market Fund's net interest income from California state and municipal obligations generally will not be subject to California individual income tax, although a portion of such distributions could be subject to the California AMT.

Distributions of ordinary income from the Municipal Money Market Funds and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.  An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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California Municipal Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower.

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Cash Investment Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

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Government Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

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Municipal Cash Management Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been included, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

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National Tax-Free Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

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Treasury Plus Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and is adjusted to reflect the higher expenses applicable to the Administrator Class.

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100% Treasury Money Market Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

California Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Administrator Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.37%
Net expenses	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Administrator Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Distirbutions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.03%	0.24%	2.19%	4.92%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.35%	0.38%	0.38%	0.37%
Net expenses	0.26%	0.25%	0.32%	0.34%	0.34%	0.33%
Net investment income	0.01%	0.01%	0.04%	0.25%	2.23%	4.77%
Supplemental data
Net assets, end of period (000s omitted)	$549,744	$600,737	$764,595	$1,013,058	$1,415,264	$2,249,470
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Government Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Administrator Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains (losses) on investments	0.00	0.00[3]	(0.00)	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.02%	1.50%	4.68%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.39%	0.37%	0.37%
Net expenses	0.17%	0.12%	0.21%	0.28%	0.36%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.03%	1.42%	4.55%
Supplemental data
Net assets, end of period (000s omitted)	$408,411	$608,948	$547,278	$788,478	$1,780,294	$1,944,435
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Administrator Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.03%	0.21%	2.19%	4.90%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.37%	0.38%	0.38%
Net expenses	0.24%	0.24%	0.31%	0.33%	0.34%	0.34%
Net investment income	0.01%	0.01%	0.03%	0.17%	2.09%	4.68%
Supplemental data
Net assets, end of period (000s omitted)	$278,541	$374,371	$694,823	$1,201,158	$918,595	$608,865
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Municipal Cash Management Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Administrator Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distribution to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	0.00
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.05%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.38%
Net expenses	0.22%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$3,534	$3,533	$9,627
1	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Administrator Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.02%	0.04%	0.18%	1.68%	3.27%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.40%	0.40%	0.38%
Net expenses	0.18%	0.18%	0.29%	0.31%	0.32%	0.30%
Net investment income	0.01%	0.01%	0.04%	0.18%	1.63%	3.24%
Supplemental data
Net assets, end of period (000s omitted)	$226,083	$281,128	$361,735	$419,954	$517,520	$517,666
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Administrator Class	2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.36%	0.38%	0.39%
Net expenses	0.13%	0.05%	0.18%	0.16%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.73%
Supplemental data
Net assets, end of period (000s omitted)	$204,264	$209,513	$135,001	$180,021	$132,423
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Administrator Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholder from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.52%
Net expenses	0.09%	0.04%	0.14%
Net investment income	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,632,074	$1,636,769	$662,873
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMAM/P1203 06-13 ICA Reg. No. 811-09253
Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Daily Class

Money Market Fund

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$329
5 Years	$575
10 Years	$1,278

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Daily Class

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Daily Class	6/30/2010	0.01%	0.47%	1.50%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Daily Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Daily Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about a Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

■

what the Fund is trying to achieve; and

■

how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policies of the Money Market Fund disclosed in the Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/9/2001
Daily Class	Fund Number: 3951

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargoadvantagefunds.com. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Fund

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Fund. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objective and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Fund. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the six-month period ended July 30th.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a subadvisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Distribution Plan
 The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Daily Class shares of the Funds pay an annual fee of 0.25% of average daily net assets.

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share, although the Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor the Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Buy Shares

You can buy Daily Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Daily Class shares. Please contact your shareholder servicing agent for more information.

General Notes for Buying Shares

■

Minimum Investments. Fund shares have no minimum initial or subsequent purchase requirements.

■

Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Fund does not charge redemption fees.

General Notes For Selling Shares

■

Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

■

Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

■

Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

■

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

■

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund declares distributions of net investment income, if any, daily, and makes such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions of a Fund's ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the expenses and performance of the Fund. The sub-section below titled "Share Class Performance" provides history for specified share class of the Fund.

Share Class Performance
The following provides additional information about the performance history of the Fund contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

■

 Money Market Fund - Historical performance shown for the Daily Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Daily Class shares. If these expenses had been included, returns would be lower. The Class A annual returns are substantially similar to what the Daily Class annual returns would be because the Class A and Class Daily shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund's financial statements, which have been audited by the Fund's independent registered public accounting firm whose report, along with the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Daily Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.06%	1.04%
Net expenses	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,270,171	$1,564,827	$2,097,990
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMD/P1214 06-13 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Institutional Class

California Municipal Money Market Fund	Municipal Cash Management Money Market Fund
WCTXX	EMMXX
Cash Investment Money Market Fund	Municipal Money Market Fund
WFIXX	WMTXX*
Government Money Market Fund	National Tax-Free Money Market Fund
GVIXX	WFNXX
Heritage Money Market Fund	Treasury Plus Money Market Fund
SHIXX	PISXX

*Institutional Class shares of this Fund are closed to new investors.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

California Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$75
5 Years	$136
10 Years	$313

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+0.81%
Lowest Quarter: 1st Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2008	0.02%	0.47%	1.18%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+1.33%
Lowest Quarter: 1st Quarter 2012	+0.01%
Year-to-date total return as of 3/31/2013 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/14/1987	0.06%	0.72%	1.91%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$69
5 Years	$122
10 Years	$278

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 4th Quarter 2006	+1.30%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/28/2003	0.01%	0.47%	1.74%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$69
5 Years	$122
10 Years	$278

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+1.32%
Lowest Quarter: 1st Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2000	0.05%	0.71%	1.90%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+0.92%
Lowest Quarter: 4th Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/20/1996	0.08%	0.66%	1.48%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver	0.24%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$117
5 Years	$222
10 Years	$531

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/9/2010	0.07%	0.51%	1.27%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) (Institutional Class shares of this Fund are closed to new investors.)   Minimum Additional Investment
Institutional Class: None

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2007	+0.90%
Lowest Quarter: 3rd Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/8/1999	0.03%	0.53%	1.36%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 4th Quarter 2006	+1.29%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	8/11/1995	0.01%	0.32%	1.61%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

California Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Institutional Class	Ticker: WCTXX	Fund Number: 3163

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Cash Investment Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Institutional Class	Ticker: WFIXX	Fund Number: 451

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Government Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Institutional Class	Ticker: GVIXX	Fund Number: 1751

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Institutional Class	Ticker: SHIXX	Fund Number: 3106

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Cash Management Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/20/1996
Institutional Class	Ticker: EMMXX	Fund Number: 496

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Institutional Class	Ticker: WMTXX	Fund Number: 3164
Institutional Class shares of this Fund are closed to new investors. For further information, please the section entitled "Additional Purchase and Redemption Information" in the SAI.

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Institutional Class	Ticker: WFNXX	Fund Number: 477

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term money market instruments; and

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at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Institutional Class	Ticker: PISXX	Fund Number: 793

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Municipal Money Market Fund	0.00%
Cash Investment Money Market Fund	0.03%
Government Money Market Fund	0.00%
Heritage Money Market Fund	0.05%
Municipal Cash Management Money Market Fund	0.04%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund	9:00a.m, 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
California Municipal Money Market Fund Municipal Cash Management Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Buy Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Institutional Class shares without investing a miminum initial investment amount, except as noted below:

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Employee benefit plan programs;

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Broker-dealer managed account or wrap programs that charge an asset-based fee;

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Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

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Private bank and trust company managed account or wrap programs that charge an asset-based fee;

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Internal Revenue Code Section 529 college savings plan accounts;

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Fund of Funds including those advised by Funds Management;

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Affiliated Funds using the Fund to invest cash;

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Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

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Money market trading platforms;

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Any other institutions or customers of financial intermediaries who invest a minimum initial investment amount of $10 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $10 million directly with a Fund; and

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Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

The Fund offers other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary or advisor for more information regarding the Fund's available share classes.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the
Fund's custodian.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer,we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for
Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

All Investors Should Understand the Following:

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

How to Buy Shares Directly:
Institutional investors who are interested in purchasing shares directly from a Fund should contact Investor Services at
 1-800-260-5969.

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Earnings Distributions. Assuming the purchase amount is received by the Funds' custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Fund Municipal Cash Management Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

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To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargoadvantagefunds.com.
Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

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Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supersede the directions in this Prospectus.

■

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

■

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Fund Municipal Cash Management Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (2) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, as well as the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and Municipal Money Market Fund ("Municipal Money Market Funds"), it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Municipal Money Market Fund's net interest income from California state and municipal obligations generally will not be subject to California individual income tax, although a portion of such distributions could be subject to the California AMT.

Distributions of ordinary income from the Municipal Money Funds and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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California Municipal Money Market Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

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Government Money Market Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

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Municipal Cash Management Money Market Fund - Historical performance shown for the Institutional Class prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

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Municipal Money Market Fund - Historical performance shown for the Institutional Class shares prior to their inception, reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen Municipal Money Market Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

California Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01
Net realized gains (losses) on investments	0.00[3]	0.00[3]	0.00	(0.00)	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.03%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.28%	0.48%	0.46%
Net expenses	0.16%	0.14%	0.20%	0.24%	0.22%
Net investment income	0.01%	0.02%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000s omitted)	$780,069	$884,793	$831,108	$236,353	$370,572
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.07%	0.06%	0.15%	0.36%	2.32%	5.06%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.26%	0.26%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.22%	0.21%	0.20%
Net investment income	0.07%	0.06%	0.16%	0.37%	2.28%	4.94%
Supplemental data
Net assets, end of period (000s omitted)	$7,186,632	$6,246,114	$8,268,232	$8,887,844	$10,132,093	$9,194,540
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Government Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains (losses) on investments	0.00	0.00[3]	(0.00)	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.03%	0.08%	1.65%	4.83%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.27%	0.26%	0.25%
Net expenses	0.17%	0.12%	0.20%	0.21%	0.22%	0.20%
Net investment income	0.01%	0.01%	0.03%	0.10%	1.42%	4.54%
Supplemental data
Net assets, end of period (000s omitted)	$22,762,489	$26,412,568	$19,760,296	$20,661,470	$42,393,921	$23,265,323
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.05%	0.05%	0.13%	0.33%	2.32%	5.06%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.25%	0.27%	0.26%
Net expenses	0.20%	0.20%	0.20%	0.21%	0.22%	0.20%
Net investment income	0.05%	0.05%	0.14%	0.31%	2.09%	4.77%
Supplemental data
Net assets, end of period (000s omitted)	$7,815,293	$11,089,557	$14,944,657	$7,795,659	$5,862,075	$1,579,225
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Municipal Cash Management Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1,2]	2010[1]	2009[1]	2008[1,3]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[4]	0.00[4]	0.00[4]	0.00[4]	0.02	0.03
Net realized gains (losses) on investments	0.00[4]	0.00[4]	0.00[4]	(0.00)	0.00	0.00
Total from investment operations	0.00[4]	0.00[4]	0.00[4]	0.00[4]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net realized gains	(0.00)[4]	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.08%	0.05%	0.16%	0.40%	2.20%	3.49%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.23%	0.22%	0.21%
Net expenses	0.19%	0.19%	0.21%	0.23%	0.22%	0.21%
Net investment income	0.04%	0.06%	0.18%	0.40%	2.10%	3.44%
Supplemental data
Net assets, end of period (000s omitted)	$1,566,716	$2,337,778	$4,115,192	$4,580,024	$6,154,387	$5,671,591
1

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
3	Year ended February 29
4	Amount is less than $0.005.
5	Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Institutional Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.07%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.45%
Net expenses	0.19%	0.19%	0.20%
Net investment income	0.04%	0.06%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$19,709	$17,896	$106,186
1	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.03%	0.04%	0.12%	0.27%	1.78%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.25%	0.29%	0.28%	0.26%
Net expenses	0.17%	0.16%	0.20%	0.23%	0.22%	0.20%
Net investment income	0.02%	0.03%	0.13%	0.28%	1.77%	3.31%
Supplemental data
Net assets, end of period (000s omitted)	$2,112,183	$3,036,275	$2,888,542	$2,048,774	$2,381,083	$1,403,838
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Institutional Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.02%	1.08%	4.45%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.24%	0.26%	0.28%	0.26%
Net expenses	0.12%	0.06%	0.18%	0.15%	0.20%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.81%	4.19%
Supplemental data
Net assets, end of period (000s omitted)	$7,557,137	$6,393,891	$5,307,359	$4,091,490	$5,092,437	$2,951,408
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
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© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMIT/P1204 06-13 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Investor Class

Money Market Fund
WMMXX
Municipal Money Market Fund
WMVXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$247
5 Years	$443
10 Years	$1,009

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2007	+1.21%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	4/8/2005	0.01%	0.51%	1.55%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.64%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$65
3 Years	$252
5 Years	$455
10 Years	$1,040

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	7/9/2010	0.03%	0.48%	1.26%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone.The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Money Market Fund disclosed in the Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the Municipal Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/1/1992
Investor Class	Ticker: WMMXX	Fund Number: 3279

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Investor Class	Ticker: WMVXX	Fund Number: 3214

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Money Market Fund	0.00%
Municipal Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day portfolio management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Municipal Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the subadvisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets for its Investor Class shares. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
Municipal Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit wellsfargoadvantagefunds.com.

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To buy additional shares or buy shares of a new Fund, visit wellsfargoadvantagefunds.com.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account application.

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Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266          Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the
Fund's custodian.

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U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer,we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart,we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan.We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

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Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day
Municipal Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A Medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

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There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

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Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. For the Municipal Money Market Fund we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund, and for longer than seven days for the Municipal Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supersede the directions in this Prospectus.

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Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the request includes different bank account information than is currently on your account; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
Municipal Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (2) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must request a minimum redemption of $100; and

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must have your distributions reinvested.

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  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options.To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

■

Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■

Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■

Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■

Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of a Fund's net investment income and realized net capital gains, if any. It is intended that distributions of the Municipal Money Market Fund's net interest income from tax-exempt securities generally will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of ordinary income from the Municipal Money Market Fund attributable to other sources, if any, and of income from the Money Market Fund generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

■

Money Market Fund - Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

■

Municipal Money Market Fund - Historical performance shown for the Investor Class shares prior to their inception, reflects the performance of the Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor Class shares. If these expenses had been included, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen Municipal Money Market Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Investor Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.08%	1.85%	4.60%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.84%	0.92%	0.90%	0.94%
Net expenses	0.25%	0.26%	0.35%	0.52%	0.68%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.08%	1.82%	4.50%
Supplemental data
Net assets, end of period (000s omitted)	$641,318	$630,684	$668,894	$731,932	$921,649	$926,851
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than$0.005.
4	Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Investor Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.89%
Net expenses	0.22%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$158,812	$179,884	$209,041
1	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMIV/P1206 06-13 ICA Reg. No. 811-09253
Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Select Class

Cash Investment Money Market Fund
WFQXX
Heritage Money Market Fund
WFJXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Fee Waiver	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.13%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$13
3 Years	$55
5 Years	$101
10 Years	$237

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Select Class

Highest Quarter: 3rd Quarter 2007	+1.35%
Lowest Quarter: 1st Quarter 2012	+0.02%
Year-to-date total return as of 3/31/2013 is +0.03%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.13%	0.79%	1.94%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Select Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.13%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$13
3 Years	$53
5 Years	$96
10 Years	$225

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Select Class

Highest Quarter: 3rd Quarter 2007	+1.34%
Lowest Quarter: 1st Quarter 2012	+0.02%
Year-to-date total return as of 3/31/2013 is +0.03%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.12%	0.78%	1.94%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Select Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone.The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Cash Investment Money Market Fund and Heritage Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

Cash Investment Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Select Class	Ticker: WFQXX	Fund Number: 3800

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Select Class	Ticker: WFJXX	Fund Number: 3801

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Cash Investment Money Market Fund	0.03%
Heritage Money Market Fund	0.05%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a subadvisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Fund Heritage Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Buy Shares

Select Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Select Class shares without investing a miminum initial investment amount, except as noted below:

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Affiliated Funds using the Fund to invest cash;

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Any other institutions or customers of financial intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

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Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

The Fund offers other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary or advisor for more information regarding the Fund's available share classes.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

All Investors Should Understand the Following:

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

How to Buy Shares Directly:
 Select Class investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

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Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Select Class shares held through a financial intermediary must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Selling Shares	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

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To speak with an investor services representative call 1-800-260-5969 or use the automated phone system at 1-800-368-7550.

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Redemptions processed by EFT to a linked Wells Fargo Bank account and received by the deadlines listed in the "Redemption Orders" section below, will occur same day for Wells Fargo Advantage money market funds.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-260-5969.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.

By Internet	Visit our Web site at wellsfargoadvantagefunds.com.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

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Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Low Balance Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions. Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-260-5969 or contact our selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-260-5969 for more information.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
Certain Institutions may transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additionalshares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions of a Fund's ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
The following provides additional information about the performance history of the Funds contained in this prospectus, including the information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

■

Cash Investment Money Market Fund - Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

■

Heritage Money Market Fund - Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Select Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.14%	0.13%	0.21%	0.43%	2.40%	3.31%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.22%	0.23%	0.20%
Net expenses	0.13%	0.13%	0.13%	0.15%	0.15%	0.13%
Net investment income	0.14%	0.13%	0.22%	0.41%	2.29%	4.81%
Supplemental data
Net assets, end of period (000s omitted)	$6,407,032	$5,325,713	$7,593,851	$4,897,725	$3,733,381	$3,025,485
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Select Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Net realized gains on investments	0.00[3]	0.00	0.00[3]	0.00	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.12%	0.12%	0.19%	0.40%	2.40%	3.30%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.20%	0.23%	0.22%
Net expenses	0.13%	0.13%	0.13%	0.14%	0.15%	0.13%
Net investment income	0.12%	0.12%	0.21%	0.30%	2.14%	4.58%
Supplemental data
Net assets, end of period (000s omitted)	$27,354,255	$15,353,756	$26,630,573	$22,489,644	$6,066,768	$1,368,330
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMSL/P1212 06-13 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Select Class

Heritage Money Market Fund
WFJXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.13%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$13
3 Years	$53
5 Years	$96
10 Years	$225

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Select Class

Highest Quarter: 3rd Quarter 2007	+1.34%
Lowest Quarter: 1st Quarter 2012	+0.02%
Year-to-date total return as of 3/31/2013 is +0.03%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.12%	0.78%	1.94%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Select Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

■

what the Fund is trying to achieve; and

■

how we intend to invest your money.

This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policies of the Heritage Money Market Fund disclosed in the Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

Heritage Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Select Class	Ticker: WFJXX	Fund Number: 3801

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Fund

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Fund. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objective and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Fund. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the six-month period ended July 30th.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Heritage Money Market Fund	0.05%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a subadvisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Heritage Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Buy Shares

Select Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Select Class shares without investing a miminum initial investment amount, except as noted below:

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Affiliated Funds using the Fund to invest cash;

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Any other institutions or customers of financial intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

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Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

The Fund offers other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary or advisor for more information regarding the Fund's available share classes.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

All Investors Should Understand the Following:

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

How to Buy Shares Directly:
 Select Class investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

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Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
Heritage Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Select Class shares held through a financial intermediary must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Selling Shares	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

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To speak with an investor services representative call 1-800-260-5969 or use the automated phone system at 1-800-368-7550.

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Redemptions processed by EFT to a linked Wells Fargo Bank account and received by the deadlines listed in the "Redemption Orders" section below, will occur same day for Wells Fargo Advantage money market funds.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-260-5969.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.

By Internet	Visit our Web site at wellsfargoadvantagefunds.com.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

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Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
Heritage Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Low Balance Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions. Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-260-5969 or contact our selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-260-5969 for more information.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
Certain Institutions may transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund declares distributions of net investment income, if any, daily, and makes such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions of a Fund's ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the expenses and performance of the Fund. The sub-section below titled "Share Class Performance" provides history for specified share class of the Fund.

Share Class Performance
The following provides additional information about the performance history of the Fund contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Heritage Money Market Fund - Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund's financial statements, which have been audited by the Fund's independent registered public accounting firm whose report, along with the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Select Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Net realized gains on investments	0.00[3]	0.00	0.00[3]	0.00	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.12%	0.12%	0.19%	0.40%	2.40%	3.30%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.20%	0.23%	0.22%
Net expenses	0.13%	0.13%	0.13%	0.14%	0.15%	0.13%
Net investment income	0.12%	0.12%	0.21%	0.30%	2.14%	4.58%
Supplemental data
Net assets, end of period (000s omitted)	$27,354,255	$15,353,756	$26,630,573	$22,489,644	$6,066,768	$1,368,330
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMSL/P1212A 06-13 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Service Class

California Municipal Money Market Fund	Municipal Cash Management Money Market Fund
WFCXX	EISXX
Cash Investment Money Market Fund	Municipal Money Market Fund
NWIXX	WMSXX
Government Money Market Fund	National Tax-Free Money Market Fund
NWGXX	MMIXX
Heritage Money Market Fund	Treasury Plus Money Market Fund
WHTXX	PRVXX
Money Market Fund	100% Treasury Money Market Fund
WMOXX	NWTXX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

California Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$164
5 Years	$293
10 Years	$668

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+0.81%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/8/1999	0.02%	0.38%	1.13%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$165
5 Years	$289
10 Years	$651

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+1.25%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/14/1987	0.01%	0.56%	1.67%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$163
5 Years	$284
10 Years	$640

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.22%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/16/1987	0.01%	0.38%	1.56%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.43%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$44
3 Years	$155
5 Years	$277
10 Years	$633

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+1.28%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.01%	0.61%	1.75%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$204
5 Years	$370
10 Years	$852

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+1.21%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.01%	0.51%	1.55%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$162
5 Years	$288
10 Years	$657

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+0.86%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/25/1996	0.05%	0.52%	1.28%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver	0.28%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$205
5 Years	$378
10 Years	$880

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/2/1988	0.03%	0.48%	1.26%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$162
5 Years	$288
10 Years	$657

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 2nd Quarter 2007	+0.83%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	8/3/1993	0.02%	0.41%	1.17%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.45%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$160
5 Years	$284
10 Years	$646

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.21%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/1/1985	0.01%	0.27%	1.44%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.50%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$202
5 Years	$365
10 Years	$841

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 3rd Quarter 2012	0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	12/3/1990	0.00%	0.27%	1.37%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Treasury Plus Money Market Fund and the 100% Treasury Money Market Fund disclosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

California Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Service Class	Ticker: WFCXX	Fund Number: 253

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Cash Investment Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/14/1987
Service Class	Ticker: NWIXX	Fund Number: 250

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Government Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Service Class	Ticker: NWGXX	Fund Number: 743

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	6/29/1995
Service Class	Ticker: WHTXX	Fund Number: 3655
Service Class shares of this Fund are closed to new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	7/1/1992
Service Class	Ticker: WMOXX	Fund Number: 3656

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Foreign Investment Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Cash Management Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/20/1996
Service Class	Ticker: EISXX	Fund Number: 3657

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Service Class	Ticker: WMSXX	Fund Number: 3654

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Service Class	Ticker: MMIXX	Fund Number: 792

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Service Class	Ticker: PRVXX	Fund Number: 454

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Service Class	Ticker: NWTXX	Fund Number: 8

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Foreign Investment Risk
Foreign investments are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Municipal Money Market Fund	0.00%
Cash Investment Money Market Fund	0.03%
Government Money Market Fund	0.00%
Heritage Money Market Fund	0.05%
Money Market Fund	0.00%
Municipal Cash Management Money Market Fund	0.04%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Heritage Money Market Fund, Municipal Cash Management Money Market Fund and Municipal Money Market Fund. Under this arrangement, each Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets for its Service Class shares. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., and 4:00p.m. (ET)
California Municipal Money Market Fund Municipal Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. In the case of exchange orders, the exchange order is deemed to be a request for the redemption of shares of one fund and for the purchase of shares of the other fund, each to be processed at the next time when both funds calculate their NAVs at the same time, which will generally be at 4:00 p.m. Eastern Time. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

All Investors Should Understand the Following:

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$100,000	No minimum
Buying Shares	Opening an Account	Adding to an Account
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.
By Mail

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Complete and sign your account
application.

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Mail the application with your check made
payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston,MA 02266-8266                   Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton,MA 02021-2809

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Enclose a voided check (for
checking accounts) or a deposit
slip (savings accounts).
Alternatively, include a note
with your name, the Fund name,
and your account number.

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Mail the deposit slip or note
with your check made
payable to the Fund to the address on
the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account
application (refer to the section on buying
shares by mail)

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Provide the following instructions to your
financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                  (Name of Fund, Account
                  Number and any applicable
                  share class)
                  Account Name: Provide your
                  name as registered on the
                  Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
By Internet

A new account may not be opened by
Internet unless you have another Wells
Fargo Advantage Fund account with your
bank information on file. If you do not
currently have an account, refer to the
section on buying shares by mail or wire.

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To buy additional shares or buy
shares of a new Fund, visit
www.wellsfargo.com/ advantagefunds.

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Subsequent online purchases
have a minimum of $100 and a
maximum of $100,000.You may
be eligible for an exception to
this maximum. Please call
Investor Services at
1-800-222-8222 for more
information.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at the next calculated NAV. If your application is received after the Fund's last intra-day NAV is calculated, it will be priced at the next business day's first calculated NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the
Fund's custodian.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation,we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Minimum Initial and Subsequent Investment Waivers. We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest. Please refer to the Statement of Additional Information for details on additional minimum initial investment waivers.

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Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Fund Municipal Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

By Internet

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Telephone/ Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linkedWells Fargo Bank account occur same day forWells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

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Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example,we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

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Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

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Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the request includes different bank account information than is currently on your account; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Fund Municipal Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Fund Government Money Market Fund Heritage Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions:
1) Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must have your distributions reinvested.

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 Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount.  Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Fund, as well as the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and Municipal Money Market Fund ("Municipal Money Market Funds"), it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. For the Funds with a state-specific focus, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

Distributions of ordinary income from the National Tax-Free and Municipal Money Market Funds attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income/franchise taxes. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Heritage Money Market Fund - Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the lower expenses that are applicable to Administrator Class shares. If these expenses had not been included, returns would be lower.

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Money Market Fund - Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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Municipal Cash Management Money Market Fund - Historical performance shown for the Service Class prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

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Municipal Money Market Fund - Historical performance shown for the Service Class prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

California Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Net realized gains on investments	0.00[3]	0.00[3]	0.00	0.00	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.02%	0.01%	0.06%	1.42%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.62%	0.77%	0.75%	0.73%
Net expenses	0.17%	0.15%	0.32%	0.38%	0.47%	0.45%
Net investment income (loss)	0.01%	0.01%	0.01%	0.07%	1.43%	2.94%
Supplemental data
Net assets, end of period (000s omitted)	$67,724	$106,229	$101,301	$397,508	$709,029	$970,945
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.02	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.14%	2.02%	4.75%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.56%	0.56%	0.54%
Net expenses	0.26%	0.25%	0.35%	0.46%	0.52%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.16%	1.99%	4.64%
Supplemental data
Net assets, end of period (000s omitted)	$1,594,389	$2,000,296	$2,284,605	$4,015,237	$6,358,514	$7,374,749
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Government Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains (losses) on investments	0.00	0.00[3]	(0.00)	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	1.35%	4.52%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.56%	0.54%	0.54%
Net expenses	0.17%	0.12%	0.22%	0.28%	0.51%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.31%	4.42%
Supplemental data
Net assets, end of period (000s omitted)	$6,440,560	$5,256,816	$5,820,697	$4,595,307	$6,342,777	$6,350,025
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized

Heritage Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Service Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.51%
Net expenses	0.24%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$662,253	$993,333	$1,231,527
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Service Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.69%
Net expenses	0.25%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$398,160	$472,761	$576,714
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Municipal Cash Management Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1,2]	2010[1]	2009[1]	2008[1,3]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[4]	(0.00)	0.00[4]	0.00[4]	0.02	0.03
Net realized gains (losses) on investments	0.00[4]	0.00[4]	0.00[4]	(0.00)	0.00	0.00
Total from investment operations	0.00[4]	0.00[4]	0.00[4]	0.00[4]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net realized gains	(0.00)[4]	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.05%	0.01%	0.01%	0.20%	1.95%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.50%	0.48%	0.47%	0.46%
Net expenses	0.22%	0.25%	0.37%	0.44%	0.47%	0.46%
Net investment income (loss)	0.01%	(0.01)%	0.01%	0.21%	1.85%	3.16%
Supplemental data
Net assets, end of period (000s omitted)	$140,313	$213,380	$312,671	$564,325	$830,779	$732,031
1

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
3	Year ended February 29
4	Amount is less than $0.005.
5	Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Service Class	2013	2012	2011[1]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.02
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.20%	1.94%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.64%	0.56%	0.54%
Net expenses	0.22%	0.21%	0.35%	0.46%	0.51%
Net investment income	0.01%	0.01%	0.01%	0.23%	1.88%
Supplemental data
Net assets, end of period (000s omitted)	$148,896	$119,313	$96,341	$154,410	$265,743
1

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2	Amount is less than $0.005.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.02%	0.01%	0.10%	1.52%	3.12%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.58%	0.57%	0.55%
Net expenses	0.19%	0.18%	0.32%	0.40%	0.47%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.12%	1.47%	3.07%
Supplemental data
Net assets, end of period (000s omitted)	$264,063	$673,405	$651,984	$1,055,420	$1,875,018	$1,674,047
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	0.88%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.55%	0.56%	0.55%
Net expenses	0.12%	0.06%	0.19%	0.17%	0.41%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.93%	4.11%
Supplemental data
Net assets, end of period (000s omitted)	$1,932,680	$1,885,503	$2,226,264	$702,363	$862,686	$1,187,468
1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31			Year ended February 28
Service Class	2013	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Net realized gains on investments	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00	0.00
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00
Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.03%	0.86%	3.97%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.70%	0.73%	0.73%	0.73%
Net expenses	0.09%	0.05%	0.14%	0.17%	0.46%	0.50%
Net investment income	0.00%	0.01%	0.01%	0.01%	0.74%	3.85%
Supplemental data
Net assets, end of period (000s omitted)	$7,802,468	$8,502,741	$8,435,170	$8,161,612	$7,641,351	$6,039,209
1	For the eleven months ended January 31, 2011. The fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Year ended February 29
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMS/P1208 06-13 ICA Reg. No. 811-09253
Wells Fargo Advantage Funds	|	June 1, 2013

Money Market Funds

Prospectus

Sweep Class

California Municipal Money Market Fund	National Tax-Free Money Market Fund

Government Money Market Fund	Treasury Plus Money Market Fund

Municipal Money Market Fund	100% Treasury Money Market Fund

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

California Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.99%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$101
3 Years	$315
5 Years	$547
10 Years	$1,213

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class

Highest Quarter: 3rd Quarter 2007	+0.81%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.02%	0.38%	1.13%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.96%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class

Highest Quarter: 4th Quarter 2006	+1.22%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.01%	0.38%	1.56%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$357
5 Years	$632
10 Years	$1,416

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year
Sweep Class

Highest Quarter: 3rd Quarter 2007	+0.70%
Lowest Quarter: 1st Quarter 2011	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2000	0.03%	0.32%	0.87%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.98%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$100
3 Years	$312
5 Years	$542
10 Years	$1,201

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class

Highest Quarter: 2nd Quarter 2007	+0.78%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.02%	0.35%	1.06%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.97%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$99
3 Years	$309
5 Years	$536
10 Years	$1,190

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class

Highest Quarter: 4th Quarter 2006	+1.17%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.01%	0.24%	1.36%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.27%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%
1.	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$348
5 Years	$614
10 Years	$1,374

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 2nd Quarter 2012	+0.00%
Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.00%	0.27%	1.37%

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your shareholder servicing agent.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the sub-adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund dislcosed in each Fund's "Principal Investments" section may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice. The investment policies of the California Municipal Money Market Fund, Municipal Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Advantage Money Market Funds
All Wells Fargo Advantage Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Advantage Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average final maturity of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value its assets based on the total market value of all of the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Under normal circumstances, the Funds will invest the majority of their assets in First Tier Securities, consistent with Rule 2a-7.

California Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/1/1992
Sweep Class	Fund Number: 3921

Investment Objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ California Municipal Securities Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Government Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/16/1987
Sweep Class	Fund Number: 3929

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	11/2/1988
Sweep Class	Fund Number: 3926

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	1/7/1988
Sweep Class	Fund Number: 3930

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Municipal Securities Risk ■ Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	10/1/1985
Sweep Class	Fund Number: 3928

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Counter-Party Risk ■ Debt Securities Risk ■ Issuer Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Fund Inception:	12/3/1990
Sweep Class	Fund Number: 3927

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

The Fund may temporarily deviate from its principal investment strategies by holding a portion of its assets in cash, which may negatively impact the Fund's performance.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

■ Debt Securities Risk ■ Issuer Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Regulatory Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

California Municipal Securities Risk
 Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. The State of California may experience economic, budgetary and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. Economic and financial problems experienced by the State and its local governments could also negatively impact the ability of the issuers to meet their obligations, and the value and liquidity of California municipal securities. In particular, State-level budgetary and cash flow problems may adversely impact the liquidity and values of certain securities in which the Fund invests that have exposure to State-level general obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. and that the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Interest rates have remained at historical lows for an extended period of time. If interest rates rise quickly, it may have a pronounced negative effect on the value of certain debt securities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Money Market Fund Risk
 Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Funds' dividend yields may be low when short-term market interest rates are low.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable. The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also-permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk
U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to relatively low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust ("Board") supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer finance services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds, closed-end funds and other funds and accounts.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for the Funds is available in those Funds' respective semi-annual reports for the six-month period ended July 30th.

For the Funds' most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
California Municipal Money Market Fund	0.00%
Government Money Market Fund	0.00%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Municipal Money Market Fund. Under this arrangement, the Fund and Funds Management may engage one or more subadvisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. There is no guarantee the SEC would grant such exemptive relief. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholder Servicing Agents

Distribution Plan
 The Funds have adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. For these services, the Sweep Class shares of the Funds pay an annual fee of 0.35% of average daily net assets.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day. To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
California Municipal Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed; however, the Funds may elect to remain open even on days that the NYSE is closed, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual and settlement in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the market-to-market valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations or considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Buy Shares

You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

General Notes for Buying Shares

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Minimum Investments. Fund shares have no minimum initial or subsequent purchase requirements.

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Earnings Distributions. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Proper Order is Received:	Dividends Begin to Accrue:
California Municipal Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Funds do not charge redemption fees.

General Notes For Selling Shares

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Proper Form. We will process requests to sell shares at the next NAV calculated after a request in proper form is received by the transfer agent.

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Right to Delay Payment. For the California Municipal Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the California Municipal Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund and the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

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Redemption in Kind. Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case,we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

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Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Proper Order is Received:	Proceeds Wired	Dividends
California Municipal Money Market Fund Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by a Fund's shareholders can negatively impact the Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as some other types of Funds. Moreover, because money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into and out of a money market Fund.

Although the money market Funds do not prohibit frequent trading by shareholders of such Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in the long-term, non-money market Funds. If Funds Management determines that an investor has engaged in market timing activities in contravention of a long-term, non-money market Fund's policies (as described in the prospectus for such Fund), Funds Management will prevent such investor from investing in the long-term, non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, as well as the California Municipal Money Market Fund and Municipal Money Market Fund ("Municipal Money Market Funds"), it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. For Funds with a state-specific focus, it is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to that particular state's individual income taxes if the Fund primarily invests in such securities, although a portion of such distributions could be subject to a state's AMT.

Distributions of ordinary income from the National Tax-Free Money Market Fund, as well as the Municipal Money Market Funds attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

■

California Municipal Money Market Fund - Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns would be lower.

■

Government Money Market Fund - Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns would be lower.

■

Municipal Money Market Fund - Historical performance shown for the Sweep Class prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen Municipal Money Market Fund.

■

National Tax-Free Money Market Fund - Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

■

Treasury Plus Money Market Fund - Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

■

100% Treasury Money Market Fund - Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

California Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Sweep Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.98%
Net expenses	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$76,028	$120,909	$402,840
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Government Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Sweep Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains (losses) on investments	0.00	0.00[2]	(0.00)
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.94%
Net expenses	0.17%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$22,998	$101,911	$127,791
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Sweep Class	2013	2012	2011[1]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.03%	1.34%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.15%	1.15%
Net expenses	0.23%	0.23%	0.35%	0.63%	1.11%
Net investment income	0.01%	0.01%	0.01%	0.03%	1.29%
Supplemental data
Net assets, end of period (000s omitted)	$444,380	$920,116	$3,233,532	$3,527,022	$2,485,601
1

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2	Amount is less than $0.005.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Sweep Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%
Net expenses	0.18%	0.14%	0.32%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$599,523	$566,501	$4,992
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Sweep Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%
Net expenses	0.12%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$27,152	$42,861	$91,299
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Year ended January 31
Sweep Class	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%
Net expenses	0.09%	0.04%	0.14%
Net investment income	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$447,234	$309,270	$112,648
1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2013 Wells Fargo Funds Management, LLC. All rights reserved	063MMSW/P1215 06-13 ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST
PART B
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

June 1, 2013

Wells Fargo Funds Trust
1.800.222.8222
Money Market Funds

California Municipal Money Market Fund
Class A - SGCXX; Administrator Class - WCMXX; Institutional Class - WCTXX; Service Class - WFCXX; Sweep Class

Cash Investment Money Market Fund
Administrator Class - WFAXX; Institutional Class - WFIXX; Service Class - NWIXX; Select Class - WFQXX

Government Money Market Fund
Class A - WFGXX; Administrator Class - WGAXX; Institutional Class - GVIXX; Service Class - NWGXX; Sweep Class

Heritage Money Market Fund
Administrator Class - SHMXX; Institutional Class - SHIXX; Service Class - WHTXX; Select Class - WFJXX

Money Market Fund
Class A - STGXX; Class B - N/A; Class C - N/A; Daily Class - N/A; Investor Class - WMMXX; Service Class - WMOXX

Municipal Cash Management Money Market Fund
Administrator Class - WUCXX; Institutional Class - EMMXX; Service Class - EISXX

Municipal Money Market Fund
Class A - WMUXX; Institutional Class - WMTXX*; Investor Class - WMVXX; Service Class - WMSXX; Sweep Class

National Tax-Free Money Market Fund
Class A - NWMXX; Administrator Class - WNTXX; Institutional Class - WFNXX; Service Class - MMIXX; Sweep Class

Treasury Plus Money Market Fund
Class A - PIVXX; Administrator Class - WTPXX; Institutional Class - PISXX; Service Class - PRVXX; Sweep Class

100% Treasury Money Market Fund
Class A - WFTXX; Administrator Class - WTRXX; Service Class - NWTXX; Sweep Class

(NASDAQ symbols are not assigned to the Sweep Class.)
*Closed to new investors

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about ten series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). The Funds offer certain classes of shares as indicated above. This SAI relates to all such classes of shares.

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated June 1, 2013. Audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm, are hereby incorporated by reference into this document by reference to the Funds' Annual Reports dated as of January 31, 2013. The Prospectuses and Annual Report may be obtained free of charge by visiting our Web site at wellsfargoadvantagefunds.com, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.

MMFS/FASAI08 (06/13)

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (the "Board") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010 the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust. The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds and July 19, 2010 for the remainder of the Evergreen Funds.

The California Municipal Money Market Fund commenced operations on November 8, 1999 as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

The Heritage Money Market Fund commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.

The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

The Municipal Money Market Fund commenced operations on July 12, 2010, as successor to the Evergreen Municipal Money Market Fund. The predecessor fund commenced operations on November 2, 1998.

The Municipal Cash Management Money Market Fund commenced operations on July 12, 2010, as successor to the Evergreen Institutional Municipal Money Market Fund. The predecessor fund commenced operations on November 20, 1996.

The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of nongovernment issuers), (iv) investments in repurchase agreements; provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC")) or its staff); and provided further that each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

(9) with respect to the Municipal Money Market Fund and the Municipal Cash Management Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT.

(10) with respect to the National Tax-Free Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax ("AMT")); nor

(11) with respect to the California Municipal Money Market Fund invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 5% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. Not all of the Funds participate in all of the investment activities described below. In addition, with respect to any particular Fund, to the extent that an investment activity is described in such Fund's Prospectus as being part of its principal investment strategy, the information provided below regarding such investment activity is intended to supplement, but not supersede, the information contained in the Prospectus, and the Fund may engage in such investment activity in accordance with the limitations set forth in the Prospectus. To the extent an investment activity is described in this SAI that is not referenced in the Prospectus, a Fund under normal circumstances will not engage in such investment activity with more than 15% of its assets unless otherwise specified below. Unless otherwise noted or required by applicable law, the percentage limitations included in this SAI apply at the time of purchase of a security.

For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

DEBT SECURITIES

Adjustable Rate Obligations

Adjustable rate obligations include obligations such as demand notes, medium term notes, bonds and commercial paper. The interest rate on adjustable rate obligations may be floating or variable. The Funds may only invest in floating- or variable-rate obligations that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals while the interest rate on floating-rate obligations is adjusted when the rate on the underlying index changes.

These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may have a conditional or unconditional demand feature that permits the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. Variable-rate demand notes also include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The issuer of such obligations may have a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations.

Some adjustable rate obligations may be secured by letters of credit or other credit support arrangements provided by banks. Such credit support arrangements often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

In the case of adjustable rate securities that are not subject to a demand feature, the Fund is reliant on the secondary market for liquidity. There generally is no established secondary market for master demand notes because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand.

Adjustable rate obligations may not be rated by Nationally Recognized Statistical Ratings Organizations and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio to determine that they present minimal credit risk. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Asset-Backed Securities

Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus(es), asset-backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Corporate Debt Securities

Certain of the debt instruments purchased by the Funds may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain corporate debt securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Corporate debt securities which are rated "Baa" by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of S&P, Fitch and Moody's are more fully described in the Appendix.

Dollar Roll Transactions

Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities,and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Foreign Government Securities

Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

Foreign Obligations and Securities

Investments in foreign obligations and securities include high-quality, short-term (thirteen months or less) debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Mortgage-Related Securities

Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as such as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds

Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are typically, but not always, supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Under the Internal Revenue Code, certain revenue bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims- paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Municipal Notes

Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

RAWs. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.

TRANs. TRANs are notes issued in anticipation of receiving future tax receipts and revenues at a future date. The risks associated with TRANs include those associated with TANs and RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 5% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

Restricted Securities Certain Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(2) of the 1933 Act ("4(2) Paper"). Rule 144A Securities and 4(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 5% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by requisite NRSROs.

Unrated and Downgraded Investments

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Recent Regulatory Events Related to FNMA and FHLMC

On September 7, 2008, both FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA"). Under the plan of conservatorship, the FHFA assumed control of the operations of FNMA and FHLMC. In connection with the actions taken by the FHFA, the U.S. Treasury has been providing financial contributions to FNMA and FHLMC in return for shares of a new class of senior preferred stock in FNMA and FHLMC issued under certain preferred stock purchase agreements ("SPAs"). The SPAs impose significant restrictions on the activities of FNMA and FHLMC.

The value of securities guaranteed by FNMA and FHLMC may be impacted by (among other things), actions taken by the FHFA in its role as conservator and the U.S. Treasury as a purchaser of senior preferred securities, as well as by future legislation or regulatory actions.

Variable Rate and Amount Master Notes

Certain Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Funding Agreements

Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 5% of its net assets in illiquid securities.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities

These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

SPECIAL CONSIDERATIONS REGARDING STATE-SPECIFIC MUNICIPAL OBLIGATIONS

The California Municipal Money Market Fund invests primarily in municipal securities issued by California and by political sub-divisions of California. As a result, the California Municipal Money Market Fund is particularly susceptible to political, fiscal and economic conditions and developments in California. This exposure to factors affecting California's municipal securities is significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of municipal securities in California, the California Municipal Money Market Fund may invest a higher percentage of its assets in securities of a single issuer, which similarly results in greater exposure to risk of loss and volatility than a fund that is more geographically diversified. Further, at times, the California Municipal Money Market Fund and other funds or accounts managed by Funds Management may own all or most of the securities of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the value of, these investments.

The California Municipal Money Market Fund also may focus on a particular sector of the municipal debt market, such as revenue bonds for health care facilities, housing or airports. Certain events may adversely affect investments across a particular sector in California. Examples include litigation, legislation or court decisions, concerns about pending or threatened litigation, legislation or court decisions, or lower demand for the services or products provided by a sector. Thus, such sector-focused investing may expose the California Municipal Money Market Fund to a greater risk of loss and volatility than a fund that invests more broadly.

Geographically concentrated funds are particularly sensitive to local conditions and developments, including political, fiscal and economic conditions, adverse developments affecting an industry significant to the area, and other developments within a particular locality or region. Because many municipal debt securities may be revenue or general obligations of local governments or authorities, their credit quality may differ from that of the general obligation bonds of the same state.

The types of state-specific risks to the California Municipal Money Market Fund is exposed include, among others:

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the actual or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

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natural disasters or environmental concerns or developments;

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the introduction of constitutional or statutory limits on a municipal issuer's ability to raise revenues or increase taxes;

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the inability of an issuer to pay interest on or to repay principal of securities in which the Fund invests due to fiscal or economic conditions; and

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economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

State Specific Information

The following descriptions of certain economic, financial and legal matters pertaining to California, and its political subdivisions, is drawn from the referenced documents and does not purport to be a complete description or listing of all relevant factors. More information about state-specific risks and factors that could affect investments may be available from other official state resources. The following descriptions will not be updated during the year. The California Municipal Money Market Fund has not independently verified any of the information contained in the referenced documents and is not expressing any opinion regarding the completeness or materiality of such information or the descriptions derived therefrom. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state and its municipal issuers.

Any estimates and projections contained in the following summaries should not be construed as statements of fact and are based on assumptions that may be affected by numerous factors. There can be no assurance that any such estimates or projections will be realized or achieved. Descriptions of the financial condition of California may not be relevant to municipal obligations of political subdivisions of that state. Moreover, the general economic conditions discussed may or may not affect issuers in California.

SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

The California Municipal Money Market Fund invests primarily in municipal securities issued by California and by political sub-divisions of California. As a result, the California Municipal Money Market Fund is particularly susceptible to political, fiscal and economic conditions and developments in California. This exposure to factors affecting California's municipal securities is significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of municipal securities in California, the California Municipal Money Market Fund may invest a higher percentage of its assets in securities of a single issuer, which similarly results in greater exposure to risk of loss and volatility than a fund that is more geographically diversified. Further, at times, the California Municipal Money Market Fund and other funds or accounts managed by Funds Management may own all or most of the securities of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the value of, these investments.

The California Municipal Money Market Fund also may focus on a particular sector of the municipal debt market, such as revenue bonds for health care facilities, housing or airports. Certain events may adversely affect investments across a particular sector in California. Examples include litigation, legislation or court decisions, concerns about pending or threatened litigation, legislation or court decisions, or lower demand for the services or products provided by a sector. Thus, such sector-focused investing may expose the California Municipal Money Market Fund to a greater risk of loss and volatility than a fund that invests more broadly.

Geographically concentrated funds are particularly sensitive to local conditions and developments, including political, fiscal and economic conditions, adverse developments affecting an industry significant to the area, and other developments within a particular locality or region. Because many municipal debt securities may be revenue or general obligations of local governments or authorities, their credit quality may differ from that of the general obligation bonds of the same state.

The types of state-specific risks to the California Municipal Money Market Fund is exposed include, among others:

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the actual or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

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natural disasters or environmental concerns or developments;

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the introduction of constitutional or statutory limits on a municipal issuer's ability to raise revenues or increase taxes;

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the inability of an issuer to pay interest on or to repay principal of securities in which the Fund invests due to fiscal or economic conditions; and

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economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

State Specific Information

The following descriptions of certain economic, financial and legal matters pertaining to California, and its political subdivisions, is drawn from the referenced documents and does not purport to be a complete description or listing of all relevant factors. More information about state-specific risks and factors that could affect investments may be available from other official state resources. The following descriptions will not be updated during the year. The California Municipal Money Market Fund has not independently verified any of the information contained in the referenced documents and is not expressing any opinion regarding the completeness or materiality of such information or the descriptions derived therefrom. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state and its municipal issuers.

Any estimates and projections contained in the following summaries should not be construed as statements of fact and are based on assumptions that may be affected by numerous factors. There can be no assurance that any such estimates or projections will be realized or achieved. Descriptions of the financial condition of California may not be relevant to municipal obligations of political subdivisions of that state. Moreover, the general economic conditions discussed may or may not affect issuers in California.

Unless otherwise noted, the following information is based on information drawn from official statements, government web sites and other resources publicly available as of August 16, 2012.

Economic and General Information

California's economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

California followed the nation's path through the recession and into the recovery. California labor markets deteriorated dramatically during the latter half of 2008 and the first nine months of 2009, suffering their worst losses on record. From July 2007 through September 2009, the state lost nearly 1.4 million nonfarm jobs. These losses moderated as the year progressed and switched to very modest gains during 2010 and 2011. California has gained 425,000 jobs from September 2009 through May 2012.

Statistics coming from the California economy are painting a picture of a gradual recovery. Strong growth in the high-technology sector, international trade, and tourism are offsetting weak residential construction and real estate and fiscally strapped state and local governments. The California economy is expected to continue making steady progress. Industry employment is forecast to expand 1.4 percent and 1.9 percent in 2012 and 2013, respectively, and 2.5 percent growth is projected for 2014. Personal income is projected to grow 4.9 percent in 2012, 3.4 percent in 2013 and 5.4 percent in 2014. Personal income increased for the tenth consecutive quarter in the first quarter of 2012. Taxable sales increased for the eleventh consecutive quarter in the first quarter of 2012.

The prospect of a European financial crisis and impending contractionary federal fiscal policy changes could also pose risks. Economic growth in Europe is slowing, which is adversely affecting U.S. exports. However, California's exposure to this risk is less than the nation's as a whole. Pacific Rim economies, Japan and China in particular, are much more important to the California economy than are European economies. Another risk is the impact of a number of impending federal fiscal policy developments that could slow economic growth at the beginning of 2013. These developments include the expiration of the Bush and temporary payroll tax cuts, the end of emergency unemployment insurance benefits and the imposition of automatic federal spending cuts. If the Bush tax cuts are extended through 2013 or longer, the state could expect to see a reduction in the amount of capital gains and dividend income shifted from 2013 to 2012. However, because of the advent of the 3.8 percent federal Medicare tax and because any decision to extend the Bush tax cuts will not likely be made until late in 2012, it is not likely that there would be a significant reduction in the amount of capital gains and dividend income shifted from 2013 to 2012.

In 2011 California's population reached 37.5 million residents comprising 12 percent of the total United States population. California is by far the most populous state in the nation, with the next largest state, Texas, having 12 million fewer residents. In the last decade California experienced more modest growth in comparison to historical growth patterns, especially toward the end of the decade. This recent modest growth is the result of lower total migration figures for the state as well as fewer births statewide since 2007. While California has been known as a destination state for both international and domestic migration, for the last several years the largest growth component for population in California has been natural increase. Short-term population growth through 2015 is expected to show the largest increases for the 65 and older population. The proportion of the population under age 25 is projected to decline due to decreasing fertility rates and smaller cohort sizes, while the working age population is expected to show a slight increase.

California's 2011 unemployment rate was 11.7 percent compared with 8.9 percent for the nation. Its per capital personal income in 2011 was $44,481 compared with $41,663 nationally. The value of residential construction permits in 2011 is $14.4 billion, down from the peak of $47.1 billion in 2005 but up from 2010's level of $13.7 billion, and the 2011 value of non-residential construction permits is $13.0 billion, down from the peak of $22.5 billion in 2007 but up from 2010's level of $11.2 billion.

California's economy has continued to improve during the first half of fiscal year 2011-12. Since hitting bottom at the end of the first fiscal quarter of fiscal year 2010-11, the state has added back 351,100 of the non-farm jobs lost during the downturn. Personal income in California, which stood at $1.67 trillion in the third quarter of 2011, has already surpassed its pre-recession peak after almost two years of consecutive growth on a quarterly basis. In addition to growing consumer demand from domestic sources, international trade also has been playing a large role in speeding up California's recovery. California's exports, including industrial machinery, vehicles and parts, aircrafts, pharmaceuticals, and plastics, are booming. While home prices have yet to rebound across the state, the housing market has stabilized and is beginning to move in the right direction. New single-family building permits were still declining through the first six months of fiscal year 2011-12, but multi-family building permits have been trending upward since mid-2010 and nonresidential permit values have steadily increased through 2011.

State Finances

During the recent recession, which officially ended in 2009, the state experienced the most significant economic downturn since the Great Depression of the 1930s. As a result of continuing weakness in the state economy, state tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. There can be no assurances that the state will not continue to face fiscal stress and cash pressures and that such circumstances will not become more difficult, or that other impacts of the current economic situation will not further materially adversely affect the financial condition of the state.

The state receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax, and corporation tax, which collectively constitute over 90 percent of tota1 General Fund revenues and transfers. The state expends money on a variety of programs and services. Significant elements of state expenditures include education (both kindergarten through twelfth grade and higher education), health and human services, and correctional programs.

The 2012 Budget Act closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13, and projects a $948 million reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions (including $8.1 billion in expenditure reductions and $6.0 billion in additional General Fund revenues, which is net of a $2.9 billion increase in Proposition 98 funding, assuming passage of the Governor's Initiative, and $2.5 billion in other solutions).

The Governor's Initiative is The Schools and Local Public Safety Protection Act of 2012, an initiative measure which will appear on the November 2012 statewide general election ballot as Proposition 30. The Governor's Initiative is projected to raise total revenues by an estimated $8.5 billion, but only provide $5.6 billion of additional General Fund resources since Proposition 98 would require additional funding to K-14 schools and colleges. Proposition 30 would, among other things, temporarily raise personal income tax rates on high-income taxpayers for seven years and raise the statewide sales tax by one-quarter percent for four years. Proposition 30 is one of ten initiative measures which will appear on the November 2012 ballot. Proposition 38 will also appear: it would raise personal income tax rates for most taxpayers through 2024, with funding largely dedicated to K-12 education and early childhood programs. Each of Proposition 30 and Proposition 38 contain language to the effect that, if both are approved, the tax-raising provisions only of the measure with the greater number of votes would become operative law. The Governor's Initiative, Proposition 30, includes a 0.25 percent additional sales tax rate from January 1, 2013 through December 31, 2016. Proposition 38 does not include any changes to the sales tax. The Governor's Initiative also includes a provision constitutionally guaranteeing that the 1.0625 percent of the sales tax rate is dedicated to the Local Revenue Fund 2011 and explicitly states that this sales tax revenue does not constitute a General Fund revenue for purposes of the Proposition 98 guarantee. The 1.0625 percent of the sales tax rate is expected to generate $5.153 billion in fiscal year 2011-12 and $5.435 billion in fiscal year 2012-13. If both initiatives pass and the Governor's Initiative has more votes, both the 0.25 percent additional sales tax rate and the constitutional guarantee of the 1.0625 percent of the sales tax rate would take effect. If Proposition 38, instead, has more votes, the 0.25 additional sales tax rate would not take effect. It is unclear what would happen to the constitutional guarantee of the 1.0625 percent of the sales tax rate should both initiatives pass and Proposition 38 has more votes; however, this 1.0625 percent sales tax dedicated to local government would continue under existing statutes. The 2012 Budget Act assumes the 0.25 percent additional rate will take effect January 1, 2013.

The 2012 Budget Act recognized the potential risk to the state's General Fund condition if the Governor's Initiative does not pass in the November 2012 elections or does not become operative, by including a "2012-13 Trigger Mechanism" to provide certain automatic expenditure reductions. The trigger reductions, totaling $6 billion, would go into effect on January 1, 2013, but would only offset approximately 70 percent of the $8.5 billion of total gross new revenues projected to be generated if the new tax rates in the Governor's Initiative had become effective. The trigger reductions would be made from the expenditure level currently appropriated in the 2012-13 budget, and the balance of the shortfall would have to be addressed in the fiscal year 2013-14 budget. The 2012-13 Trigger Mechanism would take effect even if the higher tax rates in Proposition 38 take effect in place of the Governor's Initiative.

Over a number of years, the state has adopted budget solutions for one fiscal year by deferring certain required payments (including Proposition 98 payments to schools, Medi-Cal reimbursements, state payrolls and payments to the state pension fund) from one fiscal year into the next year; these deferrals end up having to be repeated year after year. In addition, the General Fund is obligated for repayment of deficit bonds, certain legislatively-approved interfund borrowings, reimbursement of borrowings from state and local governments, reimbursements to local governments and school districts for the costs of state mandates placed on those entities under state laws, settle-up payments for Proposition 98, obligations to employees for compensated absences, costs for self-insurance, and future payment of interest owed on borrowings from the federal government for unemployment insurance payments. In some cases, the Legislature has the ability to modify, further extend the timing of or even cancel the repayment of some of these obligations.

By the end of fiscal year 2011-12 the total amount of budgetary borrowing and deferrals is estimated to be $34.2 billion. The Administration projects that if the fiscal year 2012-13 budget package is fully implemented and its policies remain in effect, and if revenues continue to increase as projected, most of this outstanding budgetary borrowing and deferrals would be repaid by the end of the 2015-16 fiscal year.

As of the 2012 Budget Act the General Fund is also obligated to repay school and community college districts for past underfunding which is permitted under Proposition 98 ("maintenance factor"). The Department of Finance estimates that the total outstanding balance at the end of the 2011-12 fiscal year for the Proposition 98 maintenance factor is $10.6 billion. The outstanding balance projected at the end of the 2012-13 fiscal year will be $8.1 billion, assuming enactment of the Governor's Initiative. The Proposition 98 maintenance factor payments will be repaid pursuant to the constitutional repayment formula in future years when state revenue increases.

The 2012 Budget Act projects continued steady growth of the state's major tax revenue sources. Even though the state continues to face budget risks and pressures, the Administration believes that the fiscal year 2012-13 budget puts California on its most stable financial footing in years. Under current projections and assuming implementation of the Governor's Initiative, the Administration projects that the state General Fund budget would be balanced on an ongoing basis for the first time in over a decade.

Constraints on the Budget Process. Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising state taxes, restricted the use of the state's General Fund or special fund revenues, or otherwise limited the Legislature and the Governor's discretion in enacting budgets, and similar laws and amendments are currently under consideration.

Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978, which, among other things, required that any change in state taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1998, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental health services; Proposition 1A, approved in 2004, which limits the Legislature's power over local revenue sources, and Proposition 1A approved in 2006, which limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation. Most recently, Propositions 22 and 26, approved on November 2, 2010, further limit the state's fiscal flexibility. Finally, Proposition 25, also passed by the voters in November 2010, changed the legislative vote requirement to pass a budget and budget related legislation from two-thirds to a simple majority. It retained the two-thirds vote requirement for taxes.

Pensions and Other Post-Employment Benefits

The principal retirement systems in which the state participates or contributes funds to are the California Public Employees' Retirement System ("CalPERS") and the California State Teachers' Retirement System ("CalSTRS"). The obligation of the state to make payments to CalPERS and CalSTRS to fund retirement benefits constitutes a significant financial obligation. CalPERS and CalSTRS each currently have unfunded liabilities in the tens of billions of dollars. Retirement-related costs payable from the General Fund are expected to increase significantly in the foreseeable future. The actual amount of such increases will depend on a variety of factors, including but not limited to investment returns, actuarial assumptions, experience, retirement benefit adjustments and, in the case of CalSTRS, statutory changes in contributions. The most recent actuarial valuation of CalPERS, based on data through June 30, 2010, showed an accrued unfunded liability allocable to state employees (excluding judges and elected officials) of $24.1 billion on an actuarial value of assets basis ("AVA") and $45.2 billion on a market value of assets basis ("MVA").

CalSTRS reported the unfunded accrued liability of its defined benefit plan at June 30, 2011 at $64.5 billion on an AVA basis (an increase of $8.5 billion from the June 30, 2010 valuation), and $68.4 billion on an MVA basis (a decrease of $10.8 billion from the June 30, 2010 valuation).

In addition, CalPERS and CalSTRS have sustained substantial investment losses in recent years and face large unfunded future liabilities. General Fund contributions to CalPERS and CalSTRS are estimated to be approximately $2.2 billion and $1.3 billion, respectively, for fiscal year 2012-13. The combined contributions, which include contributions for California State University ("CSU"), represent about 3.9 percent of all General Fund expenditures in fiscal year 2012-13. There can be no assurances that the state's annual required contributions to CalPERS and CalSTRS will not significantly increase in the future. The actual amount of any increases will depend on a variety of factors, including but not limited to investment returns, actuarial assumptions, experience, retirement benefit adjustments, and, in the case of CalSTRS, statutory changes in contributions. Recent action by the Board of CalPERS to lower the assumed rate of return on investments has caused an increase in state contributions.

The University of California ("UC") maintains a separate retirement system. From fiscal years 1990-91 through 2011-12, the state's General Fund did not directly contribute to UC's system. In 2012 the state's general fund provided $89.1 million for UC's employer retirement contributions for fiscal year 2012-13, with provisional language stating that this funding does not constitute a state obligation to provide funding after fiscal year 2012-13 for additional UC's employer retirement costs.

In addition to a pension the state also provides postemployment health care and dental benefits (OPEB) to its employees and their spouses and dependents, when applicable, and recognizes these costs on a "pay-as-you-go" basis. As of June 30, 2011 approximately 154,500 retirees were enrolled to receive health benefits and 128,100 to receive dental benefits The long-term costs for OPEB benefits may negatively affect the state's financial reports and impact its credit rating if the state does not adequately manage such costs.

The state also has an Actuarial Accrued Liability ("AAL") relating to retirees' postemployment healthcare benefits which was estimated at $62.14 billion at June 30, 2011. The estimated unfunded obligation as of June 30, 2011 grew $2.2 billion from the $59.9 billion obligation identified as of June 30, 2010. The estimated accrued liability grew less than expected due to favorable healthcare claim experiences linked to a combination of fewer claims, less expensive claims, less utilization of services, and the implementation of new CalPERS health programs designed to reduce costs.

Pension Reform Proposal. In February 2012, the Governor submitted to the Legislature a draft constitutional amendment and accompanying statutory language needed to implement his 12-point pension reform plan affecting all California public employees in state government, local government, public universities and colleges, and school districts, which the Governor had first outlined in the fall of 2011. The major provisions of the Governor's proposals included (but were not limited to): requiring increased employee contributions to annual pension costs, establishment of a "hybrid" pension system for new employees integrated with federal Social Security, raising the retirement age, making the rules for computation of final compensation used to calculate pension benefits more restrictive, changing the composition of the CalPERS board and extending the number of years of service before newly hired state employees will become eligible to receive health benefits in retirement. The Governor's proposal has been considered by a joint Assembly-Senate Conference Committee on Public Employee Pensions which was formed in 2011 to review various pension reform options. The Committee has held several hearings. Pension reform discussions are continuing between the Administration and the Legislature.

Litigation

At any given time, including the present, there are numerous civil actions pending against the State, which could, if determined adversely to the state, affect the state's expenditures and, in some cases, its revenues and cash flow. The state identifies a variety of legal proceedings which have a potentially significant fiscal impact on the state's revenue and expenditures. In broad categories of such litigation, the state has noted the following: budget-related litigation, which includes actions challenging school financing; actions challenging statutes which reformed California redevelopment law; actions challenging required contribution by redevelopment agencies; actions challenging allocation of vehicle licensing fees; and actions regarding furlough of state employees. The state also notes a number of tax cases, cases on environmental matters, cases on escheated property claims, actions seeking damages for alleged violations of privacy rights, actions regarding Medi-Cal reimbursements and fees, local government mandate claims and actions, actions relating to tribal gaming compacts, prison healthcare reform and reduction of prison population, and actions regarding proposed sale of state-owned properties.

As noted in the state's comprehensive annual financial report for the fiscal year ended June 30, 2011, the following are the more significant lawsuits pending against the primary government:

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The primary government is a defendant in two cases, Bakersfield Mall, LLC v. Franchise Tax Board, and CA-Centerside II, LLC v. Franchise Tax Board, both regarding the constitutionality of a fee imposed on limited liability companies (LLC). In Bakersfield Mall, LLC v. Franchise Tax Board the plaintiff contends that not all of its income is derived within the State and therefore not all income should be subject to the LLC fee. The second case, CA-Centerside II, LLC v. Franchise Tax Board, alleges that the LLC fee is unconstitutional regarding any activities, whether in-state or out-of-state.

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In a previously settled case, Northwest Energetic Services, LLC v. Franchise Tax Board, the Court of Appeal found the fee unconstitutional only as applied to the plaintiff. The primary government has already begun to pay refunds to LLCs with the same facts as Northwest who have no income earned inside California. In another recently settled case, Ventas Finance I, LLC v. Franchise Tax Board, the Court of Appeal also ruled that the fee is unconstitutional as applied to the plaintiff, but it awarded only a partial refund because Ventas received income from both inside and outside of California. Bakersfield Mall, LLC v. Franchise Tax Board, raised the same constitutional issues as Northwest and Ventas, but initially pertained to LLCs that conduct business solely within California. Bakersfield Mall, LLC later amended its complaint to reflect the fact that not all of its income is derived within the State, making it similar to the Ventas case. This plaintiff also intended to bring a class action suit for refund on behalf of all similarly situated LLCs and to declare the LLC fee unconstitutional. However, the Court of Appeal ruled that Bakersfield Mall, LLC did not follow mandatory class action claim procedures. CA-Centerside II, LLC v. Franchise Tax Board raised the same constitutional issues as Northwest and Ventas, and alleges that the LLC fee is unconstitutional regarding any activities, whether in-state or out-of-state. Actual and expected future claims for refunds from LLCs are estimated to be as high as $1.2 billion. In addition, plaintiffs will in all likelihood seek a very large award of attorneys' fees in these cases should they prevail.

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The primary government is the defendant in both California Redevelopment Association et al. v. Michael C. Genest et al. and County of Los Angeles, et al. v. Genest, et al. These two cases challenge the constitutionality of Assembly Bill X4-26 that requires that redevelopment agencies remit a total of $1.7 billion in 2009-10 fiscal year and $350 million in 2010-11 fiscal year to a county Supplemental Education Revenue Augmentation Fund to be used by local schools. The State successfully defeated the claims in the superior court and is currently defending against the claims in the Court of Appeal. If the Court of Appeal grants judgment for the plaintiff, the State would need to pay the challenged amount to the schools from the General Fund.

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The primary government is the defendant in numerous cases regarding the Governor's executive orders directing the furlough, without pay, of state employees. The first executive order, issued on December 19, 2008, directed furloughs of two days per month, effective February 1, 2009, through June 30, 2010. The second order, issued on July 1, 2009, required a third furlough day per month, effective through June 30, 2010. On July 28, 2010 the Governor issued a new executive order requiring furloughs for three days per month beginning August 1, 2010, until a new 2010-11 fiscal year budget was adopted and the Director of Finance determined that the State had sufficient cash flow to pay for essential services. Furloughs officially ended for all Service Employees International Union-represented State employees in November 2010 and for all remaining bargaining units in April 2011.

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Most cases related to the furloughs have been settled or dismissed with only five cases still pending. Neither the outcome nor the estimated potential loss for any of the cases can be determined at this time.

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The California School Boards Association has filed a case against the primary government. California School Boards Association, et al. v. State of California et al. is challenging the amount of funds appropriated for education in the 2011-12 fiscal year, arguing that the amount violates the minimum funding guarantee in the California constitution (Proposition 98). Plaintiffs argue that certain funds directed to local governments should have been included in the Proposition 98 calculation and that by not including these funds in the calculation the state underfunded education by approximately $2.8 billion in the 2011-12 fiscal year. The State has denied the material allegations and has filed an answer to the complaint. Currently it is anticipated that the State will ultimately add the $2.8 billion back to the minimum Proposition 98 calculation over the next five years; however, an unfavorable outcome of this case would require the State to add back the amount entirely in the 2012-13 fiscal year.

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Until recently the primary government was a defendant in five cases related to Medi-Cal reimbursement rate reductions. As a result of intervening events including sunsetting of specific legislation, resolution of these matters will no longer have a future fiscal impact.

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The University of California, the State Compensation Insurance Fund (SCIF), the California Housing Finance Agency (CalHFA), the Public Employees' Benefits Fund, and certain nonmajor discretely presented component units are contingently liable in connection with claims and contracts, including those currently in litigation, arising in the normal course of their activities. Although there are inherent uncertainties in any litigation, the management and the general counsel of the University of California, SCIF, CalHFA, the Public Employees' Benefit Fund, and certain nonmajor discretely presented component units are of the opinion that the outcome of such matters either will not have a material effect on the financial statements or cannot be estimated at this time.

Ratings

As of July 2012 Moody's Investors Service has assigned the State of California general obligation bond obligations a rating of A1.

As of January 2013 Standard & Poor's Ratings Services has assigned the State of California's general obligation bond obligations a rating of A.

As of March 2013 Fitch Ratings has assigned the State of California's general obligation bond obligations a rating of A-.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of January 31, 2013, 139 series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust  and four closed-end funds (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships During Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010

Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton's Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute's Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter and the Statement of Governance Principles of the Governance Committee also do not set forth any specific qualifications, but do set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. All of the current Trustees are Independent Trustees. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service, professional and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), other registered investment companies, public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, Chairman of the Governance Committee since 2005, and was the Lead Independent Trustee from 2001 through 2005, with respect to all of the Trusts in the Fund Complex. He has also served as a Trustee, Chairman of the Board of Trustees and Chairman of the Governance Committee of Asset Allocation Trust since 2010. In addition, he has over 30 years of executive and business experience as the co-founder, and retired Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has also served as a Trustee of Asset Allocation Trust since 2010. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She has also served as a Trustee and Chair of the Audit Committee of Asset Allocation Trust since 2010. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
Leroy Keith, Jr. Mr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He has also served as a Trustee of Asset Allocation Trust since 2005. He previously served as a Trustee of the Evergreen fund complex from 1983 to 2010. He is a Trustee of the Virtus fund complex, Former Managing Director of Almanac Capital Management, Former Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has also served as a Trustee of Asset Allocation Trust since 2010. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Morgan Stanley Director of the Center for Leadership Development and Research and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. She has also served as a Trustee of Asset Allocation Trust since 2010. Ms. Mitchell is the International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania, where she is also Professor of Insurance/Risk Management and Business Economics/Policy. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance, risk management, and related topics including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both at the University of Pennsylvania. She has taught on and served as a consultant on economics, insurance, and risk management, served as Department Chair, advised numerous governmental entities, and written numerous articles and books on topics including retirement systems, private and social insurance, and health and retirement policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has also served as a Trustee of Asset Allocation Trust since 2010. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He has also served as a Trustee of Asset Allocation Trust since 2005. He previously served on the Investment Company Institute's Board of Governors and Executive Committee. Mr. Scofield previously served as a Trustee of the Evergreen fund complex from 1984 to 2010, where he served as Chairman of the Board. He also served as a member and former chairman of the Independent Directors Counsel, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has also served as a Trustee of Asset Allocation Trust since 2010. He is an attorney in private practice and served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee, an Audit Committee and a Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and at the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies and procedures applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met four times during the Fund's most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Fund's most recently completed fiscal year.  Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee did not meet during the Fund's most recently completed fiscal year.

Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ending January 31, 2013, the Trustees received the following compensation:

Trustee Compensation
Trustee	Aggregate Compensation From Each Fund	Total Compensation from the Fund Complex[1]
Peter G. Gordon	$2,065	$287,000
Isaiah Harris, Jr.	$1,741	$242,000
Judith M. Johnson	$1,930	$268,250
Leroy Keith, Jr.	$1,741	$242,000
David F. Larcker	$1,741	$242,000
Olivia S. Mitchell	$1,741	$242,000
Timothy J. Penny	$1,784	$248,000
Michael S. Scofield	$1,730	$240,500
Donald C. Willeke	$1,741	$242,000
1	Includes Trustee compensation received from other funds within the entire Fund Complex as of January 31, 2013 (consisting of 139 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2012, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of the Funds' equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Independent Trustees
Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Equity Securities of Fund Complex
Peter G. Gordon	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$50,000-$100,000
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Isaiah Harris, Jr.	California Municipal Money Market Fund	$0	Over $100,000
	Cash Management Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Fund	$0
	Treasury Plus Money Market Fund	$50,001-$100,000
	100% Treasury Money Market Fund	$0
Judith M. Johnson	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Leroy Keith. Jr.	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$10,001-$50,000
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
David F. Larcker	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	Over $100,000
Olivia S. Mitchell	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Timothy J. Penny	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Michael S. Scofield	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Donald C. Willeke	California Municipal Money Market Fund	$0	Over $100,000
	Cash Investment Money Market Fund	$0
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2012, none of the Independent Trustees and/or their immediate family members owned securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Adviser

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of such investments, which may cause competition for limited positions. Also, various clients and proprietary accounts of Funds Management and its affiliates may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate such conflicts of interest.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee
California Municipal Money Market Fund	All asset levels	0.10%
Cash Investment Money Market Fund	All asset levels	0.10%
Government Money Market Fund	All asset levels	0.10%
Heritage Money Market Fund	All asset levels	0.10%
Money Market Fund	First $1 billion	0.30%
	Next $4 billion	0.275%
	Next $10 billion	0.25%
	Next $10 billion	0.225%
	Over $25 billion	0.20%
Municipal Cash Management Money Market Fund	All asset levels	0.10%
Municipal Money Market Fund	First $1 billion	0.30%
	Next $4 billion	0.275%
	Next $10 billion	0.25%
	Next $10 billion	0.225%
	Over $25 billion	0.20%
National Tax-Free Money Market Fund	All asset levels	0.10%
Treasury Plus Money Market Fund	All asset levels	0.10%
100% Treasury Money Market Fund	First $1 billion	0.30%
	Next $4 billion	0.275%
	Next $10 billion	0.25%
	Next $10 billion	0.225%
	Over $25 billion	0.20%

Advisory Fees Paid. Below are the aggregate advisory fees paid by the Funds and the aggregate advisory fees waived by the investment adviser for the last three fiscal years.

Advisory Fees Paid
Fund/Fiscal Year or Period	Advisory Fees Paid		Advisory Fees Waived
January 31, 2013
California Municipal Money Market Fund		$0		$1,861,820
Cash Investment Money Market Fund		$4,340,662		$10,034,707
Government Money Market Fund		$0		$29,536,742
Heritage Money Market Fund		$13,484,518		$13,168,955
Money Market Fund		$0		$14,489,888
Municipal Cash Management Money Market Fund		$807,015		$1,330,696
Municipal Money Market Fund		$0		$3,185,490
National Tax-Free Money Market Fund		$0		$3,915,190
Treasury Plus Money Market Fund		$0		$11,203,064
100% Treasury Money Market Fund		$0		$25,882,805
January 31, 2012
California Municipal Money Market Fund		$0		$2,589,497
Cash Investment Money Market Fund		$5,188,994		$12,180,591
Government Money Market Fund		$0		$29,383,884
Heritage Money Market Fund		$20,999,019		$19,836,257
Money Market Fund		$0		$19,098,827
Municipal Cash Management Money Market Fund		$1,038,425		$2,225,263
Municipal Money Market Fund		$0		$7,429,817
National Tax-Free Money Market Fund		$0		$4,708,928
Treasury Plus Money Market Fund		$0		$10,602,819
100% Treasury Money Market Fund		$0		$27,833,345
January 31, 2011
California Municipal Money Market Fund[1]		$0		$4,104,932
Cash Investment Money Market Fund[1]		$5,904,414		$10,637,536
Government Money Market Fund[1]		$612,278		$23,880,552
Heritage Money Market Fund[1]		$19,293,325		$15,360,016
Money Market Fund[1]		$0		$20,211,976
Municipal Cash Management Money Market Fund[1]		$3,147,263		$1,648,631
Municipal Money Market Fund		$0		$12,680,503
National Tax-Free Money Market Fund[1]		$0		$4,373,168
Treasury Plus Money Market Fund[1]		$0		$8,508,852
100% Treasury Money Market Fund[1]		$0		$20,914,445
1	For the eleven months ended January 31, 2011. Effective January 31, 2011, California Municipal Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund changed their fiscal year end from February 28 to January 31.

General. Each Fund's Advisory Agreement will continue in effect provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser

Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or the "Sub-Adviser"), an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

As compensation for its sub-advisory services to each Fund, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Sub-Adviser Fee	Fee
First $1 billion in assets	0.05%
Next $2 billion in assets	0.03%
Next $3 billion in assets	0.02%
Over $6 billion in assets	0.01%

Administrator

The Trust has retained Funds Management, the adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, to also serve as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Class A, Class B, Class C, Sweep Class and Daily Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.22%	First $5 billion Next $5 billion Over $10 billion	0.27% 0.26% 0.25%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Investor Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.25%	First $5 billion Next $5 billion Over $10 billion	0.30% 0.29% 0.28%
Service Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.12%	First $5 billion Next $5 billion Over $10 billion	0.17% 0.16% 0.15%
Select Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.04%	First $5 billion Next $5 billion Over $10 billion	0.09% 0.08% 0.07%

Administrative Fees Paid. For the fiscal years or periods shown in the table below, the Funds paid the following administrative fees indicated.

Administration Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid		Administrative Service Fees Waived
January 31, 2013
California Municipal Money Market Fund		$0		$3,839,477
Cash Investment Money Market Fund		$15,803,221		$0
Government Money Market Fund		$31,976,372		$5,393,414
Heritage Money Market Fund		$24,481,870		$0
Money Market Fund		$0		$13,785,817
Municipal Cash Management Money Market Fund		$2,851,736		$0
Municipal Money Market Fund		$0		$2,766,399
National Tax-Free Money Market Fund		$588,498		$6,087,349
Treasury Plus Money Market Fund		$3,668,142		$13,283,661
100% Treasury Money Market Fund		$0		$16,367,784
January 31, 2012
California Money Market Fund		$0		$5,612,816
Cash Investment Market Fund		$18,938,486		$0
Government Money Market Fund		$15,421,427		$22,338,059
Heritage Money Market Fund		$36,933,808		$0
Money Market Fund		$0		$18,499,337
Municipal Cash Management Money Market Fund		$4,362,062		$0
Municipal Money Market Fund		$0		$6,929,703
National Tax-Free Money Market Fund		$1,671,327		$6,245,890
Treasury Plus Money Market Fund		$0		$16,584,863
100% Treasury Money Market Fund		$0		$17,457,680
January 31, 2011
California Municipal Money Market Fund[1]		$1,443,870		$4,513,675
Cash Investment Money Market Fund[1]		$19,151,907		$0
Government Money Market Fund[1]		$32,194,866		$0
Heritage Money Market Fund[1]		$30,965,404		$0
Money Market Fund[1]		$0		$19,935,408
Municipal Cash Management Money Market Fund[1]		$4,454,090		$0
Municipal Money Market Fund		$0		$6,700,432
National Tax-Free Money Market Fund[1]		$5,914,825		$1,453,705
Treasury Plus Money Market Fund[1]		$6,361,502		$7,306,571
100% Treasury Money Market Fund[1]		$0		$13,151,408
1	For the eleven months ended January 31, 2011. Effective January 31, 2011, California Municipal Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund changed their fiscal year end from February 28 to January 31.

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The California Municipal Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund, for their Sweep Class shares, and the Money Market Fund, for its Class B, Class C and Daily Class shares, have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Money Market Fund pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the class as compensation for distribution-related services or as reimbursement for distribution-related expenses, and the Daily Share class of the Money Market Fund pays the Distributor, on a monthly basis, an annual fee of 0.25% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Sweep Class shares of the California Municipal Money Market, Government Money Market, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund pay the Distributor, on a monthly basis, an annual fee of 0.35% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time  by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

For the fiscal year ended January 31, 2013, the Funds paid the Distributor the following fees for distribution-related services.

Distribution Fees
Fund	Total	Compensation to Underwriters	Compensation to Broker/Dealers	Other
California Municipal Money Market Fund
Sweep	$332,429	$319,496	$12,933	$0
Government Money Market Fund
Sweep	$108,283	$100,402	$7881	$0
Money Market Fund
Class B	$1,717,040	$1,487,406	$229,634	$0
Class C	$118,857	$51,921	$66,945	$0
Daily	$3,174,024	$1,968,411	$1,205,613	$0
Municipal Money Market Fund
Sweep	$2,217,700	$1,739,835	$477,866	$0
National Tax-Free Money Market Fund
Sweep	$1,983,210	$1,842,486	$140,724	$0
Treasury Plus Money Market Fund
Sweep	$113,949	$113,949	$0	$0
100% Treasury Money Market Fund
Sweep	$1,405,222	$1,405,222	$0	$0

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Independent Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Independent Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Independent Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Independent Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled from each applicable Fund a fee up to the fees listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund	Fee
California Municipal Money Market Fund
Administrator Class	0.10%
Class A	0.25%
Service Class	0.25%
Sweep Class	0.25%
Cash Investment Money Market Fund
Administrator Class	0.10%
Service Class	0.25%
Government Money Market Fund
Administrator Class	0.10%
Class A	0.25%
Service Class	0.25%
Sweep Class	0.25%
Heritage Money Market Fund
Administrator Class	0.10%
Service Class	0.25%
Money Market Fund
Class A	0.25%
Class B	0.25%
Class C	0.25%
Investor Class	0.25%
Daily Class	0.25%
Service Class	0.25%
Municipal Cash Management Money Market Fund
Administrator Class	0.10%
Service Class	0.25%
Municipal Money Market Fund
Class A	0.25%
Investor Class	0.25%
Service Class	0.25%
Sweep Class	0.25%
National Tax-Free Money Market Fund
Administrator Class	0.10%
Class A	0.25%
Service Class	0.25%
Sweep Class	0.25%
Treasury Plus Money Market Fund
Administrator Class	0.10%
Class A	0.25%
Service Class	0.25%
Sweep Class	0.25%
100% Treasury Money Market Fund
Administrator Class	0.10%
Class A	0.25%
Service Class	0.25%
Sweep Class	0.25%

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Fund. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of the Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on the Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating the Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal years or periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Funds' Distributor are as follows.

Underwriting Commissions Paid
Fund/Fiscal Year or Period	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
January 31, 2013
California Municipal Money Market Fund	$0	$0
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$43,817	$17,559
Municipal Cash Management Money Market Fund	$0	$0
Municipal Money Market Fund	$104	$104
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
January 31, 2012
California Municipal Money Market Fund	$0	$0
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$31,580	$5,122
Municipal Cash Management Money Market Fund	$0	$0
Municipal Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
January 31, 2011
California Municipal Money Market Fund[1]	$0	$0
Cash Investment Money Market Fund[1]	$0	$0
Government Money Market Fund[1]	$0	$0
Heritage Money Market Fund[1]	$0	$0
Money Market Fund[1]	$12,759	$2,704
Municipal Cash Management Money Market Fund[1]	$0	$0
Municipal Money Market Fund	$0	$0
National Tax-Free Money Market Fund[1]	$0	$0
Treasury Plus Money Market Fund[1]	$0	$0
100% Treasury Money Market Fund[1]	$0	$0
1	For the eleven months ended January 31, 2011. Effective January 31, 2011, California Municipal Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Municipal Cash Management Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund changed their fiscal year end from February 28 to January 31.

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

We determine the NAV of each Fund's shares each business day. We determine the NAV by subtracting a Fund Class'
 liabilities from its total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, maintain a dollar-weighted average portfolio final maturity of 120 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments or instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). However, the Funds may elect to remain open following an early close of the NYSE or to remain open on days when the Federal Reserve is open and the NYSE is closed, and on days when the NYSE is closed and the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. Likewise, the Funds may elect to close or close early  on days that SIFMA recommends that the securities markets close or close early. The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday. The Federal Reserve is closed on all days listed above (except Good Friday), as well as Columbus Day and Veterans Day.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wellsfargoadvantagefunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day or for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

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Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

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Family members, as defined in the prospectus, of any of the above.

Minimum Initial Investment Waivers for Institutional, Service, and Administrator Class shares. Upon approval by Funds Management, the minimum initial investment amounts for Institutional, Service, and Administrator Class shares of Wells Fargo Advantage money market funds may be waived for purchases made under the following circumstances:

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Former Strong money market fund shareholders who received shares of a Wells Fargo Advantage money market fund as a result of the reorganization of the Strong Funds into the Wells Fargo Advantage Funds and whose Wells Fargo Advantage money market fund account record remains active on the Fund's transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional, Service, Administrator, and Select Class shares. The following are examples of relationships that may qualify for aggregation:

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Related business entities, including; i) Corporations and their subsidiaries; ii) General and limited partners; and iii) Other business entities under common ownership or control.

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Shareholder accounts that share a common tax-id number.

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Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Investors Eligible to Purchase Closed Funds. The Institutional Class of the Municipal Money Market Fund, (a "Closed Fund"), is closed to new investors, except in connection with the closing of a reorganization. You may continue to purchase shares of a Closed Fund if:

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You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

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add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

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or open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

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You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of the Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

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You are a participant in a qualified defined contribution plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

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You sponsor a retirement plan or benefit plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement or benefit plans offered by the same company, its subsidiaries and affiliates.

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You are a separately managed account client (either presently or within the last 60 days) of one of the Funds' subadvisers in a similar style as that of the Closed Fund.

Additional investments will not be accepted in a Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into a Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Additional Information Regarding How to Exchange Shares. Same-fund exchanges between Class A, Class C, Investor Class, Administrator Class and Institutional Class shares are permitted subject to the following conditions:

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Exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC;

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In order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and

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The shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

Additional Information Regarding Frequent Purchases and Redemptions of Fund Shares. In addition to the exceptions to each Fund's policy with respect to frequent purchases and redemptions of fund shares as outlined in each Fund's prospectus, the policy also does not apply to permitted exchanges between share classes of the same Fund.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2012 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2012, are not reflected:
FINRA member firms

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ADP Broker-Dealer, Inc.

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Ameriprise Financial Services, Inc.

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Barclays Capital, Inc.

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BNY Mellon Capital Markets, LLC

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Boenning & Scattergood, Inc.

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Brown Brothers Harriman & Co.

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Charles Schwab & Co., Inc.

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Citigroup Global Markets, Inc.

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DWS Investments Distributors, Inc.

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Edward D. Jones & Co., L.P.

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Fidelity Brokerage Services LLC

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Goldman, Sachs & Co.

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GWFS Equities, Inc.

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Hartford Securities Distribution Company, Inc.

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H.D. Vest Investment Securities, Inc.

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Hewitt Financial Services, LLC

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Hightower Securities, LLC

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ING Investment Advisors LLC

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ING Investments Distributor, LLC

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Janney Montgomery Scott LLC

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J.J.B. Hilliard, W. L. Lyons, LLC

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J.P. Morgan Clearing Corp

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Lazard Capital Markets LLC

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Lincoln Investment Planning, Inc.

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LPL Financial LLC

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Merrill Lynch, Pierce, Fenner & Smith, Incorporated

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Merriman Capital, Inc.

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Mid Atlantic Capital Corporation

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Morgan Keegan & Company, Inc.

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Morgan Stanley Smith Barney LLC

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MSCS Financial Services, LLC

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Nationwide Investment Services, Corporation

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Oppenheimer & Co. Inc.

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Pershing LLC

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PNC Capital Markets LLC

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Prudential Investment Management Services, LLC

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Raymond James & Associates, Inc.

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Raymond James Financial Services, Inc.

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RBC Capital Markets, LLC

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Robert W. Baird & Co. Incorporated

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Ross, Sinclaire & Associates, LLC

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Securities America, Inc.

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Security Distributors, Inc.

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State Street Global Markets, LLC

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Stifel, Nicolaus & Company, Incorporated

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TD Ameritrade, Inc.

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Treasury Curve, LLC

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UBS Financial Services, Inc.

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VALIC Financial Advisors, Inc.

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Wells Fargo Advisors, LLC

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Wells Fargo Securities, LLC

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Wells Fargo Investments, LLC

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Brokerage Commissions. For the three previous fiscal years or periods, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the each Fund may hold at the close of its most recent fiscal year. The following table lists the value of each Fund's holdings in the securities of its regular brokers or dealers, or their parent companies, as of January 31, 2013.

Fund	Regular Broker or Dealer	Value
Cash Investment Money Market Fund	Barclays Bank plc	$607,904,683
	Citigroup Funding Incorporated	$75,000,000
	Societe Generale	$504,445,185
	JPMorgan Chase & Company	$261,972,734
	Deutsche Bank Securities	$9,750,000
	RBC Capital Markets	$177,395,000
	UBS Securities LLC	$74,953,250
Government Money Market Fund	Barclays Bank plc	$500,000,000
	Citigroup Funding Incorporated	$2,550,000,000
	Societe Generale	$2,375,000,000
	Deutsche Bank Securities	$825,000,000
	BNP Paribas Incorporated	$1,350,000,000
	Bank of America Corporation	$2,200,000,000
	UBS Securities LLC	$75,000,000
	RBC Capital Markets	$975,000,000
	Merrill Pierce Fenner Smith Incorporated	$375,000,000
Money Market Fund	Barclays Bank plc	$129,973,867
	Citigroup Funding Incorporated	$20,000,000
	UBS Securities LLC	$34,978,183
	JPMorgan Chase & Company	$56,926,582
	Societe Generale	$27,312,200
	RBC Capital Markets	$77,000,000
Treasury Plus Money Market Fund	Citigroup Funding Incorporated	$400,000,000
	Barclays Bank plc	$600,000,000
	Societe Generale	$450,000,000
	Royal Bank of Scotland plc	$250,000,000
	UBS Securities LLC	$150,000,000
	BNP Paribas Securities Corporation	$900,000,000
	Deutsche Bank Securities	$550,000,000
	Morgan Stanley & Company	$150,000,000
	Merrill Pierce Fenner Smith Incorporated	$125,000,000
	Goldman Sachs & Company	$100,000,000

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of the Independent Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against the Fund's assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and thus a Fund's use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund's net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund's next taxable year and the excess of a Fund's net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
As of a Fund's most recent fiscal year end, the Fund had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated (if applicable):

Fund	Year Expires	Pre-January 1, 2011 Capital Loss Carry-Forwards
Cash Investment Money Market Fund	2018	$2,979,626
Heritage Money Market Fund	2017	$7,399,682
Money Market Fund	2017	$3,666,389
	2019	$408,286
Treasury Plus Money Market Fund	2017	$19,570

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by "Tax-Free Funds", distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund's taxable year.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a Regulated Investment Company, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient's basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to "pass through" its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds' foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund's shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 39.6% on ordinary income and 20% on long-term capital gain for taxable years beginning after December 31, 2012.
In general, "qualified dividend income" realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.
Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Fund shareholders generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.
For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non- refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2014, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as "interest related dividends" or "short term capital gain dividends" in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied. No assurance can be given that a Fund would designate any of its distributions as interest related dividends or short term capital gain dividends, even if it is permitted to do so. In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. Tax-exempt dividends (described below) paid by a Tax-Free Fund to a foreign shareholders also should be exempt from U.S. federal income tax withholding.
With respect to payments made after December 31, 2013, a withholding tax of 30% will be imposed on dividends from, and the gross proceeds of a disposition of, Fund shares paid to certain foreign entities unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of this legislation on their investment in a Fund.
Before investing in a Fund's shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

Additional Considerations for the California Limited-Term Tax Free Fund and the California Municipal Money Market Fund (each a "California Fund"). If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a Fund consists of obligations the interest on which, if held by an individual, is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Fund intends to qualify under the above requirements so that they can pay California exempt-interest distributions.
Within sixty days after the close of its taxable year, the California Fund will notify its shareholders of the portion of the distributions made by the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by the California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California individual income tax law.
In cases where a shareholder of the California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of the California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.
The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Fund and its shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, investors in the California Fund, including, in particular, corporate investors that may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Fund's distributions and as to their own California tax situation, in general.

Cost Basis Reporting

The Emergency Economic Stabilization Act of 2008 and provisions from the Energy Improvement and Extension Act of 2008 require each Fund or its delegate to report cost basis information to shareholders and the Internal Revenue Service for 1099-B reportable redemptions of covered Fund shares acquired on or after January 1, 2012. Shares purchased on or after January 1, 2012 are generally treated as covered shares. Shares purchased before January 1, 2012 or shares without complete cost basis information are generally treated as noncovered shares.

Fund shareholders should consult their tax advisors to obtain more information about how the new cost basis rules apply to them and determine which cost basis method allowed by the Internal Revenue Service is best for their tax situation. Methods allowed by the IRS include, but are not limited to:

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Average Cost. The cost per share is determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Starting in 2012, accounts may maintain two separate average costs: one average for covered shares and a separate average for noncovered shares. Under the Average Cost method, noncovered shares are generally depleted first.

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First in first out (FIFO). Shares acquired first in the shareholder's account are the first shares depleted and determine the shareholder's cost basis. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

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Specific Identification. A shareholder selects the shares to be redeemed from any of the purchase lots that still have shares remaining. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

In the absence of a shareholder method election, the Fund will apply its default method, Average Cost. If the Average Cost method is applied either by default or at the shareholder's election, the shareholder's ability to change such election once a sale occurs will be limited under the IRS rules. After an election has been made, but before a disposition of shares occurs, a shareholder may make a retroactive change to an alternate method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. At any time, a shareholder may designate a new election for future purchases.

Redemptions of noncovered shares (shares acquired prior to January 1, 2012) will continue to be reported using the Average Cost method, if available, and will not be reported to the IRS.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Proxy Voting Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Proxy Voting Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Proxy Voting Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Proxy Voting Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. To the extent the guidelines do not address a proxy voting proposal, Funds Management will vote pursuant to the proxy voting agent's current U.S. and International proxy voting guidelines. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts.

The Proxy Voting Procedures set forth Funds Management's general position on various proposals, such as:

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Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

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Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

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Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

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Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

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Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

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Capital Structure Changes - Funds Management will follow the proxy voting agent's capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

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Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

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Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Proxy Voting Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at wellsfargoadvantagefunds.com or by accessing the SEC's Web site at sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Portfolio Holdings Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust"), Wells Fargo Variable Trust ("Variable Trust") and Asset Allocation Trust (each of Funds Trust, Master Trust, Variable Trust and Asset Allocation Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Portfolio Holdings Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Portfolio Holdings Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust, Variable Trust and Asset Allocation Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for money market funds and funds that operate as fund of funds) shall be made publicly available on the Funds' website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a 1-day delayed basis. In addition to the foregoing, each money market Fund shall post on its website, for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month, that includes the information required by rule 2a-7(c)(12) under the Investment Company Act of 1940. The categories of information included on the website may differ slightly from what is included in the Funds' Statement of Investments.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.
 3. For purposes of the foregoing provisions in III.C.1-2, any Fund that invests substantially all of its assets in Asset Allocation Trust shall not treat such investment as a portfolio holding and shall look through to the underlying funds held by Asset Allocation Trust.

Furthermore, as required by the SEC each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. In addition, each money market Fund is required to file with the SEC by the fifth business day of each month, a report on Form N-MFP of portfolio holdings that is current as of the last business day of the previous month; the SEC makes each Form N-MFP publicly available on a delayed basis (presently 60 days after the end of the month to which the information in the report relates).

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") to assist with proxy voting and B share financing, respectively. ISS may receive full Fund portfolio holdings on a weekly basis for the Funds for which it provides services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

F. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.

G. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report on Form N-MFP.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in periodic fund commentaries (e.g. quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g. calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Portfolio Holdings Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

VIII. Education Component. In order to promote strict compliance with these Portfolio Holdings Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds' portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds' website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Portfolio Holdings Procedures.

CAPITAL STOCK

The Funds are ten series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of May 1, 2013 is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund or its predecessor and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of a Fund or its predecessor as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund or its predecessor is known by the Trust to have beneficial ownership of such shares.

Principal Fund Holders
California Municipal Money Market Fund Fund Level
Wells Fargo Service Company FBO Sweep Funds CATF Retail Sweep Operations 3401 N 4th Ave. Sioux Falls, SD 57104-0783	37.19%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	33.93%
California Municipal Money Market Fund Class A
Wells Fargo Service Company FBO Sweep Funds CATF Retail Sweep Operations 3401 N 4th Ave. Sioux Falls, SD 57104-0783	69.24%
First Clearing, LLC Atttn: Money Market Dept. 10700 N Park Dr. Glen Allen, VA 23060-9243	17.83%
California Municipal Money Market Fund Administrator Class
Wells Fargo Funds Seeding Account MAC #A0103-091 525 Market Street, 9th Floor San Francisco, CA 94105-2779	100.00%
California Municipal Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	90.07%
California Municipal Money Market Fund Service Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg 1B1-NC Charlotte, NC 28262	42.20%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	35.92%
Norris K Kwan & Victoria S Kwan JTWROS 4866 Garnet Cmn Fremont, CA 94555-2817	5.51%
California Municipal Money Market Fund Sweep Class
First Clearing Crop. PCG-CAP Money Mkt Omnibus Acct One North Jefferson Saint Louis, MO 63103	99.99%
Cash Investment Money Market Fund Administrator Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	44.41%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	28.55%
Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	8.03%
Cash Investment Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	54.06%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	38.82%
Cash Investment Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	48.14%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	20.29%
Wells Fargo Bank FBO Wells Fargo Health Savings Account 1525 West WT Harris Blvd Charlotte, NC 28288-1076	7.11%
Cash Investment Money Market Fund Select Class
State Street Bank Attn: Cash Sweeps 1776 Heritage Dr. North Quincy, MA 02171-2119	35.43%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	18.61%
Wells Fargo Bank, NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	9.40%
Toyota Motor Credit Corporation Attn: TFS Treasury Operations 19001 South West Avenue NF10 Torrance, CA 90501	11.04%
Government Money Market Fund Fund Level
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	30.13%
Government Money Market Fund Class A
First Clearing, LLC c/f Attn: Money Market Dept. 10700 N. Park Dr. Glen Allen, VA 23060-9243	65.77%
New York LIfe Trust Company 169 Lackawanna Ave., Floor 2 Parsippany, NJ 07054-1007	23.88%
Government Money Market Fund Administrator Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	49.62%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	20.86%
Pershing, LLC For Exclusive Beneft Of Brokerage Customers Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399-001	20.61%
Government Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	45.43%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	14.51%
FDIC National Receivership Account c/o Federal Deposit Insurance Corp. Attn: John E. Johnson 3501 Fairfax Drive, Room E5049 Arlington, VA 22226-3500	10.88%
Government Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	84.57%
Saturn & Co 1200 Crown Colony Dr Mail Stop CC-1 3rd Fl Quincy, MA 02169-0938	6.91%
Government Money Market Fund Sweep Class
First Clearing Corp Money Mkt Omnibus Acct One North Jefferson Saint Louis, MO 63103	99.96%
Heritage Money Market Fund Fund Level
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	26.58%
Heritage Money Market Fund Administrator Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	47.94%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	14.51%
Heritage Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	44.73%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Fremont, CA 94538-2210	15.91%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	15.84%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	6.60%
Heritage Money Market Fund Select Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	26.53%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	21.18%
Heritage Money Market Fund Service Class
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	34.44%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	5.80%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	49.42%
Money Market Fund Fund Level
First Union Brokerage Services Money Market Omnibus Account 301 South College Street Charlotte, NC 28202-6000
Money Market Fund Class A
Wells Fargo Service Company FBO Sweep Funds Retail Sweep Operations 3401 N 4th Ave. Sioux Falls, SD 57104-0783	33.99%
First Clearing LLC Money Market Omnibus Account 301 South College Street Charlotte, NC 28202-6000	51.17%
Money Market Fund Class B
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	71.65%
Money Market Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	35.53%
Morgan Stanley Smith Barmey Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 073111	11.96%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	7.34%
Money Market Fund Daily Class
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	41.99%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	38.94%
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	23.18%
Money Market Fund Investor Class
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103	6.69%
Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	87.70%
Band & Co c/o US Bank Attn Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	5.95%
Municipal Cash Management Money Market Fund Fund Level
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue Building A Fremont, CA 94538-2210	38.82%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	27.35%
Municipal Cash Management Money Market Fund Administrator Class
P.A. Giantasio PO Box 45 Marblehead, MA 01945-0045	97.17%
Municipal Cash Management Money Market Fund Institutional Class
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue Building A Fremont, CA 94538-2210	40.98%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	42.77%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	6.16%
Municipal Cash Management Money Market Fund Service Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	51.00%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	35.12%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	11.38%
Municipal Money Market Fund Fund Level
First Union Brokerage Services Money Market Omnibus Account 301 S College St. Charlotte, NC 28202-6000	64.20%
Municipal Money Market Fund Class A
First Clearing LLC Money Market Omnibus Account 301 S College St. Charlotte, NC 28202-6000	91.02%
First Clearing LLC Special Custody Acct for the Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	5.67%
Municipal Money Market Fund Institutional Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	95.94%
Municipal Money Market Fund Investor Class
None	None
Municipal Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	75.66%
Municipal Money Market Fund Sweep Class
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	100.00%
National Tax-Free Money Market Fund Fund Level
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	37.23%
National Tax-Free Money Market Fund Class A
Wells Fargo Service Company FBO Sweep Funds NTF Retail Sweep Operations 3401 N 4th Ave Sioux Falls, SD 57104-0783	40.23%
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	44.04%
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Building A Fremont, CA 94538-2210	10.22%
National Tax-Free Money Market Fund Administrator Class
Edwin J. Clark 22 Harbor View Dr. Sugar Land, TX 77479-5851	12.49%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	7.52%
National Tax-Free Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	77.56%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	6.88%
State Street Bank Attn Cash Sweeps 1776 Heritage Dr North Quincy, MA 02171-2197	8.38%
National Tax-Free Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	71.10%
Wells Fargo Securities LLC East Attn: Money Funds 1525 West WT Harris Blvd Bldg 1B1-NC-0675 Charlotte, NC 28262-8522	11.89%
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	12.55%
National Tax-Free Money Market Fund Sweep Class
First Clearing Money Market Omnibus Acct One North Jefferson Saint Louis, MO 63103	99.98%
Treasury Plus Money Market Fund Fund Level
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	41.22%
Treasury Plus Money Market Fund Class A
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	52.43%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	20.06%
Hare & Co. Bank Of New York One Wall Street, 2nd Floor Attn: STIF/Master Note New York, NY 10005-2501	15.98%
Treasury Plus Money Market Fund Administrator Class
Wells Fargo Securities LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	64.71%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	10.48%
Wells Fargo Bank NA Attn Keith Berger/Support Services Northstar East 5th Floor 608 2nd Ave South Minneapolis, MN 55402-1904	18.93%
Treasury Plus Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	32.01%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	10.04%
Wells Fargo Bank Sweep Dept Operations Mac Mail: A0246-029 2440 Walnut Avenue, Building A Fremont, CA 94538-2210	12.27%
Hare & Co. Bank Of New York One Wall Street, 2nd Floor Attn: STIF/Master Note New York, NY 10005-2501	6.68%
Treasury Plus Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	56.82%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	27.68%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	8.04%
Treasury Plus Money Market Fund Sweep Class
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	99.96%
100% Treasury Money Market Fund Class A
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2810 Market Street Saint Louis, MO 63103-2523	74.20%
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	19.90%
100% Treasury Money Market Fund Administrator Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	41.84%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	9.12%
Murphy Sabah Oil Co., Ltd. 200 E Peach Street Attn: Kristin L. Clay El Dorado, AR 71730-5890	20.34%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	6.25%
100% Treasury Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2309	54.52%
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Bldg A Fremont, CA 94538-2210	6.74%
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Bldg A Fremont, CA 94538-2210	7.09%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	18.79%
100% Treasury Money Market Fund Sweep Class
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	99.98%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Two Financial Center, 60 South Street, Boston, MA 02111.

FINANCIAL INFORMATION

Audited financial statements for the Funds, which include the portfolio of investments and report of the independent registered public accounting firm, are hereby incorporated into this document by reference to the Funds' Annual Report dated as of January 31, 2013.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Short -Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(2)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Incorporated by reference to Post-Effective Amendment No. 235, filed February 29, 2012.
(d)(3)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(4)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(5)	Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(6)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(7)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 194, filed April 1, 2011.
(d)(8)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(9)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(10)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(11)	Amended and Restated Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(d)(12)	Amended and Restated Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(d)(13)	Amended and Restated Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(d)(14)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(15)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 184, filed February 24, 2011.
(d)(16)	Amended and Restated Sub-Advisory Agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011; Eighth Amendment incorporated by reference to Post-Effective Amendment No. 237 filed March 16, 2012; Ninth Amendment incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012; Appendix A and Tenth Amendment, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012; Appendix A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.

(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	Filed herewith.
(j)(A)	Consent of Independent Auditors	Filed herewith.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(9)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(10)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(11)	Power of Attorney, Nancy Wiser	Incorporated by reference to Post-Effective Amendment No. 254, filed September 4, 2012.
(j)(12)	Power of Attorney, Jeremy DePalma	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012; Appendix A, incorporated by reference to Post-Effective Amendment No. 270, filed December 26, 2012.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012; Appendix A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, Wells Fargo Advantage Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 232, filed February 24, 2012.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 243, filed May 25, 2012.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(p)(5)	Joint Code of Ethics of Wells Capital Management Incorporated and Wells Fargo Bank N.A. d/b/a Wells Capital Management Singapore	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 221, filed November 23, 2011.
(p)(9)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(10)	Phocas Financial Corporation, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(11)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(12)	Metropolitan West Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(13)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012.
(p)(14)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business and Other Connections of the Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) RCM Capital Management, LLC ("RCM"), serves as sub-adviser for various funds of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as sub-adviser to various funds of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for various funds of the Trust. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as sub-adviser for various funds of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Phocas Financial Corporation ("Phocas") serves as sub-adviser for various funds of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of the sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(k) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser various funds of the Trust. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(l) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser for various funds of the Trust. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) Wells Capital Management Singapore, a separately identifiable division of Wells Fargo Bank, N.A., serves as sub-adviser for various funds of the Trust. The descriptions of Wells Capital Management Singapore in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management Singapore is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Wayne Badorf Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Andrew Owen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	Assistant Secretary
Debra Ann Early Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	Chief Compliance Officer

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.

(n) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD.

(o) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(p) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(q) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

(r) Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore maintains all Records relating to its services as investment sub-adviser at 26/F, 80 Raffles Place, 20/21, UOB Plaza, Singapore 048624.

(s) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 29th day of May, 2013.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 297 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Nancy Wiser Nancy Wiser* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
May 29, 2013

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(A)	Consent of Independent Auditors